UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                   FORM N-CSR

                                    --------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                   INVESTMENT COMPANY ACT FILE NUMBER 811-5601

                      SEI INSTITUTIONAL INTERNATIONAL TRUST
               (Exact name of registrant as specified in charter)

                                    --------


                               c/o CT Corporation
                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices)(Zip code)

                                 SEI Investments
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-342-5734

                   DATE OF FISCAL YEAR END: SEPTEMBER 30, 2004

                    DATE OF REPORTING PERIOD: MARCH 31, 2004

ITEM 1.    REPORTS TO STOCKHOLDERS.

[LOGO OMITTED]

Logo of SEI Investments Omitted


                             Semi-Annual Report as of March 31, 2004 (Unaudited)


                                           SEI Institutional International Trust

                                                       International Equity Fund

                                                    Emerging Markets Equity Fund

                                                 International Fixed Income Fund

                                                      Emerging Markets Debt Fund

TABLE OF CONTENTS


------------------------------------------------------------

Schedules of Investments                                   1
------------------------------------------------------------
Statements of Assets and Liabilities                      20
------------------------------------------------------------
Statements of Operations                                  21
------------------------------------------------------------
Statements of Changes in Net Assets                       22
------------------------------------------------------------
Financial Highlights                                      24
------------------------------------------------------------
Notes to Financial Statements                             25
------------------------------------------------------------


A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to the Trust's portfolio securities is available
(i) without charge, upon request, by calling 1-800-342-5734; and (ii) on the U.S. Securities and Exchange Commission's website at http://www.sec.gov.

SCHEDULE OF INVESTMENTS (Unaudited)


International Equity Fund
March 31, 2004
--------------------------------------------------------------------------------
                                                                    Market Value
Description                                          Shares        ($ Thousands)
--------------------------------------------------------------------------------
COMMON STOCK -- 96.0%
AUSTRALIA -- 3.6%
   Alumina                                          282,900          $    1,158
   AMP                                              524,584               2,255
   Australia & New Zealand Banking Group            334,781               4,846
   BHP Billiton                                   2,279,297              21,334
   BlueScope Steel                                  225,000               1,082
   Brambles Industries                              113,500                 486
   Foster's Group (A)                               404,525               1,356
   Insurance Australia Group                         42,600                 154
   J Sainsbury                                      310,000               1,486
   Macquarie Bank                                   250,100               6,836
   National Australia Bank (A)                      694,999              16,449
   Newcrest Mining                                  994,800               9,774
   News (A)*                                      1,335,300              12,009
   Promina Group                                     59,900                 170
   QBE Insurance Group (A)                          976,093               8,331
   Telstra                                        1,672,582               5,797
   Wesfarmers                                        53,500               1,184
   Westpac Banking                                  123,500               1,655
   WMC Resources                                    272,800               1,066
   Woolworths                                       149,500               1,352
                                                                     ----------
                                                                         98,780
                                                                     ----------
AUSTRIA -- 0.3%
   OMV*                                              18,100               3,425
   Telekom Austria*                                 263,244               3,785
                                                                     ----------
                                                                          7,210
                                                                     ----------
BELGIUM -- 0.4%
   AGFA-Gevaert                                     104,000               2,547
   Belgacom                                          16,500                 521
   Delhaize Group                                    53,300               2,470
   Fortis (A)*                                      165,847               3,528
   KBC Bancassurance Holding                         55,700               3,258
                                                                     ----------
                                                                         12,324
                                                                     ----------
BRAZIL -- 0.3%
   Cia Vale do Rio Doce ADR*                        150,860               7,357
                                                                     ----------
CANADA -- 1.8%
   Abitibi-Consolidated (A)                         254,200               1,805
   Alcan                                             36,900               1,637
   Bank of Nova Scotia (A)                          106,800               5,753
   Bombardier (A)                                   972,700               4,344
   Great-West Lifeco (A)                             28,700               1,108
   Magna International, Class A                      27,000               2,124


--------------------------------------------------------------------------------
                                                                    Market Value
Description                                          Shares        ($ Thousands)
--------------------------------------------------------------------------------
   Manulife Financial                                32,100          $    1,186
   Petro-Canada                                      40,500               1,776
   QLT*                                             226,500               5,785
   Research In Motion*                              106,300               9,919
   Royal Bank of Canada (A)                         101,090               4,811
   Suncor Energy                                     70,100               1,918
   TELUS                                            112,500               1,882
   Thomson (A)                                      196,600               6,066
                                                                     ----------
                                                                         50,114
                                                                     ----------
CHINA -- 0.3%
   Huaneng Power International                    3,979,500               7,866
                                                                     ----------
CZECH REPUBLIC -- 0.3%
   Komercni Banka GDR (A)*                          190,300               7,574
                                                                     ----------
DENMARK -- 0.3%
   Danisco                                           84,209               4,052
   Danske Bank (A)                                  110,300               2,494
   Novo-Nordisk (A)                                  46,500               2,157
                                                                     ----------
                                                                          8,703
                                                                     ----------
FINLAND -- 1.2%
   Fortum (A)*                                      277,400               2,836
   Kesko (A)*                                       174,100               3,060
   Nokia (A)*                                     1,205,867              24,718
   UPM-Kymmene*                                      68,600               1,256
                                                                     ----------
                                                                         31,870
                                                                     ----------
FRANCE -- 9.6%
   Accor                                             59,800               2,423
   Air Liquide                                       25,487               4,338
   Alcatel*                                         122,600               1,935
   Aventis                                          386,710              29,726
   AXA (A)                                          635,400              13,259
   BNP Paribas (A)                                  366,416              22,393
   Bouygues (A)                                     384,100              13,217
   Carrefour                                         29,600               1,460
   Christian Dior                                   101,100               6,684
   Cie Generale D'Optique Essilor
     International                                   34,200               2,080
   Credit Agricole                                   76,363               1,994
   Dassault Systemes                                195,000               8,100
   France Telecom (A)*                              805,750              20,616
   Groupe Danone                                    123,068              20,175
   L'Oreal                                           24,000               1,837
   Lagardere S.C.A                                  143,500               8,170
   Publicis Groupe                                  206,800               6,270
   Renault                                           96,835               6,706
   Sanofi-Synthelabo (A)                            266,340              17,396
   Schneider Electric                                20,100               1,309


--------------------------------------------------------------------------------
SEI Institutional International Trust / Semi-Annual Report / March 31, 2004    1

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2004
--------------------------------------------------------------------------------
                                                                    Market Value
Description                                          Shares        ($ Thousands)
--------------------------------------------------------------------------------
   Societe Assurances Generales de France           110,900          $    6,882
   Societe Generale                                 121,719              10,396
   Total*                                           249,864              45,874
   Vinci                                             74,700               7,169
   Vivendi Universal (A)*                           182,900               4,848
                                                                     ----------
                                                                        265,257
                                                                     ----------
GERMANY -- 5.9%
   Allianz*                                          35,900               3,909
   AMB Generali Holding*                             32,000               2,430
   BASF*                                            187,800               9,538
   Bayerische Hypo-und Vereinsbank*                  56,300               1,103
   Bayerische Motoren Werke*                         45,000               1,830
   Continental*                                     117,400               4,620
   DaimlerChrysler (A)*                             559,100              23,347
   Deutsche Bank*                                    14,200               1,181
   Deutsche Boerse*                                  33,360               1,893
   Deutsche Telekom (A)*                            366,648               6,587
   E.ON*                                             92,707               6,107
   Fraport*                                          83,600               2,309
   Hannover Rueckversicherung*                       49,300               1,649
   HeidelbergCement*                                 42,300               1,910
   Infineon Technologies*                           725,486              10,609
   MAN*                                              54,300               1,935
   Merck KGaA*                                       47,200               2,201
   Metro*                                           157,100               6,726
   Muenchener Rueckversicherungs*                    61,030               6,778
   SAP*                                              97,900              15,478
   SAP ADR*                                           4,900                 193
   Siemens*                                         561,772              41,470
   ThyssenKrupp*                                     79,000               1,468
   TUI*                                              86,500               1,972
   Volkswagen (A)*                                   99,300               4,337
                                                                     ----------
                                                                        161,580
                                                                     ----------
HONG KONG -- 1.2%
   Cheung Kong Holdings                             271,500               2,283
   China Mobile                                     469,000               1,391
   CNOOC*                                         22,242,500              9,492
   Denway Motors                                  7,552,900               8,725
   Hang Lung Properties (A)                       1,652,000               2,343
   Hang Seng Bank                                    97,600               1,246
   Hutchison Whampoa                                176,200               1,266
   Johnson Electric Holdings                      1,250,000               1,356
   Li & Fung                                      1,400,000               2,138
   Sun Hung Kai Properties                          181,900               1,663
   Swire Pacific                                    187,800               1,272
                                                                     ----------
                                                                         33,175
                                                                     ----------
IRELAND -- 0.8%
   Anglo Irish Bank                                 432,200               6,905
   Bank of Ireland                                  170,900               2,134


--------------------------------------------------------------------------------
                                                                    Market Value
Description                                          Shares        ($ Thousands)
--------------------------------------------------------------------------------
   CRH                                              132,057          $    2,686
   Depfa Bank                                        11,900               1,872
   Elan ADR (A)*                                    342,800               7,068
                                                                     ----------
                                                                         20,665
                                                                     ----------
ITALY -- 2.9%
   Assicurazioni Generali                            33,000                 842
   Banca Popolare di Milano                         854,000               4,964
   Enel (A)                                       1,477,700              11,949
   ENI-Ente Nazionale Idrocarburi                   979,576              19,694
   Sanpaolo IMI                                     920,500              10,486
   Telecom Italia (A)*                            2,439,710               7,646
   Telecom Italia RNC (A)*                        6,314,645              14,356
   UniCredito Italiano*                           2,049,617               9,773
                                                                     ----------
                                                                         79,710
                                                                     ----------
JAPAN -- 21.5%
   Advantest                                         25,700               2,107
   Aeon                                             172,400               7,441
   Asatsu-DK                                         71,900               2,246
   Canon (A)                                        611,682              31,691
   Central Japan Railway                                266               2,368
   CSK (A)                                          201,100               8,950
   Dai Nippon Printing (A)                          814,000              13,466
   Daiichi Pharmaceutical (A)                       103,700               2,013
   Daito Trust Construction                          20,400                 796
   Daiwa House Industry                             195,000               2,489
   Daiwa Securities Group                           549,000               4,486
   East Japan Railway (A)                               276               1,451
   Fanuc                                             30,500               1,914
   Fuji Photo Film (A)                              548,000              17,435
   Fuji Television Network                              990               2,788
   Fuji Television Network* (Temporary Shares)          990               2,760
   Furukawa Electric                                166,000                 646
   Hirose Electric                                   54,700               6,083
   Hitachi (A)                                    3,523,900              27,335
   Honda Motor (A)                                  177,200               8,176
   Hoya                                              34,200               3,337
   Index (A)                                          1,840              10,152
   Itochu (A)                                       765,000               3,441
   Japan Airlines System (A)*                       261,000                 888
   Japan Tobacco (A)                                    740               5,413
   JFE Holdings                                     122,000               3,336
   Kansai Electric Power                            435,100               8,235
   Kao (A)                                          309,000               7,069
   KDDI                                               2,005              11,313
   Keyence                                            5,800               1,414
   Kirin Brewery                                    568,600               6,138
   Komatsu                                        2,800,000              17,763
   Konica Minolta Holdings (A)                      486,000               6,951
   Kyocera                                          133,400              11,207
   Kyushu Electric Power                             36,400                 671


--------------------------------------------------------------------------------
2    SEI Institutional International Trust / Semi-Annual Report / March 31, 2004

--------------------------------------------------------------------------------
                                                                    Market Value
Description                                          Shares        ($ Thousands)
--------------------------------------------------------------------------------
   Lawson                                           111,500          $    4,276
   Matsushita Electric Industrial                 1,185,000              18,316
   Millea Holdings                                    1,661              25,865
   Mitsubishi                                       352,000               4,162
   Mitsubishi Estate (A)                            866,900              11,758
   Mitsubishi Heavy Industries (A)                  445,000               1,446
   Mitsubishi Motors (A)*                           613,000               1,550
   Mitsubishi Tokyo Financial Group                   1,563              15,474
   Mitsui Fudosan (A)                               264,000               3,322
   Mitsui OSK Lines (A)                           2,229,000              11,484
   Mitsui Sumitomo Insurance                        921,000               9,809
   Murata Manufacturing (A)                          37,900               2,408
   NEC (A)                                        1,024,000               8,425
   Nidec (A)                                         19,200               1,997
   Nikko Cordial                                    349,000               2,315
   Nikon (A)*                                       168,000               2,237
   Nintendo (A)                                      47,200               4,768
   Nippon Meat Packers                              226,000               2,657
   Nippon Steel                                     558,000               1,303
   Nippon Telegraph & Telephone                       1,626               9,221
   Nissan Motor (A)                               2,234,300              25,020
   Nissin Food Products                               1,100                  28
   Nitto Denko                                      203,200              11,172
   Nomura Holdings                                  175,000               3,188
   OJI Paper (A)                                     76,000                 528
   Oriental Land                                     56,200               3,997
   ORIX                                              41,600               4,602
   Promise (A)                                       94,550               6,498
   Ricoh                                             72,000               1,481
   Rohm                                              89,700              11,614
   Sammy (A)                                         65,000               2,505
   Sankyo (A)                                       553,300              12,046
   Sekisui House                                    516,000               5,818
   Shimamura                                         17,300               1,380
   Shin-Etsu Chemical                                25,700               1,082
   Shionogi (A)                                     273,000               4,823
   SMC                                               23,900               2,851
   Sompo Japan Insurance                            147,000               1,577
   Sony (A)                                         458,400              19,211
   Sumitomo (A)                                     223,000               2,008
   Sumitomo Chemical (A)                            415,000               1,955
   Sumitomo Forestry                                204,000               2,353
   Sumitomo Mitsui Financial Group (A)*               1,532              11,339
   Suzuki Motor                                     250,000               3,891
   Takeda Chemical Industries (A)                   105,000               4,683
   Tanabe Seiyaku                                   119,000               1,195
   Tokyo Electric Power (A)                         235,000               5,320
   Tokyo Electron                                    95,600               6,386
   Tokyo Gas (A)                                  1,921,000               7,275
   Toray Industries                                 460,000               2,136
   Toyota Motor (A)                                 267,200               9,965
   UFJ Holdings (A)*                                  1,340               8,527
   UNY                                              115,000               1,502


--------------------------------------------------------------------------------
                                                                    Market Value
Description                                          Shares        ($ Thousands)
--------------------------------------------------------------------------------
   Vodafone Holdings                                  1,449          $    3,566
   Yahoo Japan (A)*                                     124               1,514
   Yahoo Japan (A) (D)                                  124               1,466
   Yamanouchi Pharmaceutical                        298,600              10,275
   Yamato Transport                                 127,000               2,134
                                                                     ----------
                                                                        593,673
                                                                     ----------
LUXEMBOURG -- 0.3%
   Arcelor (A)*                                     456,000               8,271
   SES GLOBAL FDR                                   126,000               1,131
                                                                     ----------
                                                                          9,402
                                                                     ----------
MEXICO -- 0.4%
   America Movil, Ser L ADR*                        242,300               9,365
   Telefonos de Mexico, Ser L ADR                    61,300               2,140
                                                                     ----------
                                                                         11,505
                                                                     ----------
NETHERLANDS -- 6.9%
   ABN AMRO Holding (A)*                          1,242,080              27,704
   Aegon*                                           621,030               7,937
   Akzo Nobel*                                      403,087              14,796
   ASML Holding*                                     94,873               1,738
   CSM                                              185,201               4,197
   DSM (A)*                                         118,700               5,300
   Heineken                                         152,225               6,098
   Heineken Holding                                  89,250               3,197
   ING Groep*                                       936,183              20,571
   Koninklijke Philips Electronics*                  53,600               1,550
   Numico*                                           66,600               1,964
   Reed Elsevier                                     32,800                 433
   Royal Dutch Petroleum*                           931,946              44,265
   Royal Dutch Petroleum (NY Shares)*                28,000               1,332
   Royal KPN*                                     2,079,087              16,224
   TPG*                                             488,400              10,275
   Unilever*                                        306,634              21,159
   VNU                                              101,303               2,901
                                                                     ----------
                                                                        191,641
                                                                     ----------
NEW ZEALAND -- 0.1%
   Telecom                                        1,011,207               3,911
                                                                     ----------
NORWAY -- 1.7%
   DNB (A)                                          200,000               1,311
   Norsk Hydro                                      324,700              20,430
   Norske Skogindustrier*                            34,600                 670
   Statoil*                                       1,192,700              14,549
   Tandberg (A)*                                    748,400               7,167
   Yara International ASA*                          400,700               2,906
                                                                     ----------
                                                                         47,033
                                                                     ----------


--------------------------------------------------------------------------------
SEI Institutional International Trust / Semi-Annual Report / March 31, 2004    4

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2004
--------------------------------------------------------------------------------
                                                                    Market Value
Description                                          Shares        ($ Thousands)
--------------------------------------------------------------------------------
PORTUGAL -- 0.7%
   Portugal Telecom SGPS*                         1,646,000          $   18,407
                                                                     ----------
SINGAPORE -- 0.7%
   DBS Group Holdings                               161,649               1,389
   DBS Group Holdings ADR (1)*                      151,000               1,297
   Flextronics International*                       152,000               2,618
   Singapore Airlines                               379,000               2,487
   Singapore Press Holdings                          99,000               1,116
   Singapore Telecommunications (A)               7,202,000              10,011
   United Overseas Bank                             154,000               1,231
                                                                     ----------
                                                                         20,149
                                                                     ----------
SOUTH AFRICA -- 0.0%
   Sasol                                             24,700                 384
                                                                     ----------
SOUTH KOREA -- 1.1%
   POSCO                                             49,280               6,964
   Samsung Electronics GDR (A)*                      90,679              22,443
                                                                     ----------
                                                                         29,407
                                                                     ----------
SPAIN -- 3.9%
   ACS Actividades                                  147,000               7,190
   Altadis                                           96,800               2,932
   Banco Bilbao Vizcaya Argentaria                1,249,500              16,538
   Banco Santander Central Hispano                1,597,100              17,370
   Inditex*                                         209,200               4,833
   Repsol                                           680,400              14,097
   Sogecable (A)*                                   169,700               7,114
   Telefonica*                                    2,448,110              37,034
                                                                     ----------
                                                                        107,108
                                                                     ----------
SWEDEN -- 1.6%
   Assa Abloy (A)*                                  262,600               3,204
   ForeningsSparbanken (A)*                         325,565               6,044
   Nordea (A)                                       981,158               6,700
   Svenska Cellulosa, Class B (A)                    94,000               3,758
   Svenska Handelsbanken, Class A                    29,600                 559
   Volvo, Class B                                   697,900              22,997
                                                                     ----------
                                                                         43,262
                                                                     ----------
SWITZERLAND -- 6.8%
   ABB (A)*                                         230,706               1,360
   Ciba Specialty Chemicals*                         41,447               2,828
   Compagnie Financiere Richemont,
     Class A                                        285,097               7,663
   Credit Suisse Group*                             292,219              10,126
   Givaudan (A)*                                      5,100               2,605
   Holcim*                                          229,360              12,266
   Nestle (A)*                                      154,144              39,301


--------------------------------------------------------------------------------
                                                                    Market Value
Description                                          Shares        ($ Thousands)
--------------------------------------------------------------------------------
   Novartis                                         779,787          $   33,116
   Roche Holding (A)*                               197,863              19,328
   Serono*                                            1,932               1,192
   STMicroelectronics*                              106,300               2,505
   Swiss Reinsurance*                               135,422               9,332
   Swisscom*                                         21,649               7,109
   Synthes-Stratec                                    1,690               1,733
   UBS (A)*                                         480,282              35,675
   Xstrata                                          190,000               2,532
                                                                     ----------
                                                                        188,671
                                                                     ----------
TAIWAN -- 0.9%
   AU Optronics ADR (A)*                            378,500               7,911
   Chunghwa Telecom ADR*                            211,116               3,739
   Taiwan Semiconductor Manufacturing               116,880                 213
   Taiwan Semiconductor Manufacturing
     ADR*                                         1,340,317              13,992
                                                                     ----------
                                                                         25,855
                                                                     ----------
UNITED KINGDOM -- 20.5%
   Abbey National                                   738,700               6,177
   Allied Domecq                                  1,195,692               9,927
   ARM Holdings                                     329,600                 721
   AstraZeneca (A)*                                 562,851              26,276
   AstraZeneca ADR (A)*                             192,500               8,996
   Aviva                                            478,400               4,642
   BAA                                              183,489               1,737
   BAE Systems                                      525,049               1,940
   Barclays                                       3,675,465              32,373
   BG Group*                                      1,405,600               8,402
   BHP Billiton                                   2,489,906              22,697
   BOC Group                                        381,859               6,320
   BP                                             3,501,715              29,347
   Brambles Industries                              169,900                 671
   British American Tobacco*                      1,270,263              19,108
   BT Group*                                      2,125,700               6,915
   Bunzl                                            562,819               4,673
   Cadbury Schweppes                              3,426,890              27,019
   Centrica                                         634,400               2,661
   Compass Group                                    194,600               1,282
   Diageo                                           268,300               3,496
   GlaxoSmithKline                                1,251,314              24,561
   GUS                                              407,331               5,607
   Hays                                           3,049,228               6,977
   HBOS                                             328,400               4,454
   HSBC Holdings                                  1,999,401              29,728
   Imperial Tobacco Group                           655,372              14,285
   Intercontinental Hotels Group                    254,100               2,321


--------------------------------------------------------------------------------
4    SEI Institutional International Trust / Semi-Annual Report / March 31, 2004

--------------------------------------------------------------------------------
                                         Shares/Face Amount         Market Value
Description                                   ($ Thousands)        ($ Thousands)
--------------------------------------------------------------------------------
   ITV*                                           3,230,029          $    7,910
   Lloyds TSB Group                                 752,568               5,719
   Morrison WM Supermarkets                         465,016               2,139
   National Grid Transco                          2,191,999              17,323
   Pearson                                          633,600               7,202
   Persimmon                                        259,100               3,291
   Prudential                                       546,006               4,491
   Reckitt Benckiser*                               634,558              15,686
   Reed Elsevier                                  2,168,084              19,186
   Rentokil Initial                               2,406,103               8,059
   Rexam                                            393,309               3,184
   Rio Tinto                                        818,500              20,188
   RMC Group                                        497,177               5,752
   Rolls-Royce Group                              1,180,153               4,880
   Royal Bank of Scotland Group                     926,035              28,218
   Shell Transport & Trading*                       484,600               3,166
   Signet Group                                   5,031,800              10,173
   Smith & Nephew                                 1,294,000              12,735
   Smiths Group                                     385,840               4,545
   Standard Chartered                               275,900               4,619
   Taylor Woodrow                                   190,000               1,035
   Trinity Mirror                                   115,500               1,209
   Unilever*                                        680,900               6,739
   Vodafone Group                                 18,030,892             42,665
   Whitbread                                        249,000               3,322
   Wimpey George                                    404,100               3,249
   Wolseley                                         456,747               7,089
                                                                     ----------
                                                                        567,087
                                                                     ----------
Total Common Stock
   (Cost $2,223,324) ($ Thousands)                                    2,649,680
                                                                     ----------

PREFERRED STOCK -- 0.5%
AUSTRALIA -- 0.0%
   News (A)*                                        151,800               1,204
                                                                     ----------
BRAZIL -- 0.3%
   Petroleo Brasileiro ADR*                         312,100               9,220
                                                                     ----------
GERMANY -- 0.2%
   Porsche*                                           8,711               5,256
                                                                     ----------
Total Preferred Stock
   (Cost $11,779) ($ Thousands)                                          15,680
                                                                     ----------

CORPORATE OBLIGATIONS (B) -- 0.4%
UNITED STATES -- 0.4%
   CIT Group
        1.559%, 04/08/04                              3,396               3,396
   Countrywide Home Loan
        1.199%, 01/18/05                              2,692               2,692


--------------------------------------------------------------------------------
                                    Face Amount(Thousands)/         Market Value
Description                                          Shares        ($ Thousands)
--------------------------------------------------------------------------------
   Liberty Light US Capital
        1.080%, 06/16/04                              3,106          $    3,106
   Morgan Stanley Dean Witter
        1.100%, 04/04/05                              1,553               1,553
                                                                     ----------
Total Corporate Obligations
   (Cost $10,747) ($ Thousands)                                          10,747
                                                                     ----------

CONVERTIBLE BONDS -- 0.2%
CAYMAN ISLANDS -- 0.2%
   SMFG Finance
        2.250%, 07/11/05                       JPY  216,000               5,073
                                                                     ----------
SWITZERLAND -- 0.0%
   Credit Suisse Group
        6.000%, 12/23/05                       EUR    $ 186                 195
                                                                     ----------
Total Convertible Bonds
   (Cost $2,608) ($ Thousands)                                            5,268
                                                                     ----------

COMMERCIAL PAPER (B) -- 0.2%
UNITED STATES -- 0.2%
   Beethoven Funding
        1.065%, 04/15/04                              2,588               2,587
   Rhineland Funding Capital
        1.101%, 04/29/04                              3,308               3,305
                                                                     ----------
Total Commercial Paper
   (Cost $5,892) ($ Thousands)                                            5,892
                                                                     ----------

MASTER NOTE (B) -- 0.1%
   Bear Stearns
        1.237%, 04/01/04                              2,071               2,071
                                                                     ----------
Total Master Note
   (Cost $2,071) ($ Thousands)                                            2,071
                                                                     ----------

U.S. TREASURY OBLIGATION -- 0.1%
UNITED STATES -- 0.1%
   U.S. Treasury Bill (2)
        0.985%, 08/26/04                              3,000               2,988
                                                                     ----------
Total U.S. Treasury Obligation
   (Cost $2,988) ($ Thousands)                                            2,988
                                                                     ----------

CASH EQUIVALENT -- 1.8%
   SEI Daily Income Trust,
     Prime Obligation Fund, Class A              49,086,184              49,086
                                                                     ----------
Total Cash Equivalent
   (Cost $49,086) ($ Thousands)                                          49,086
                                                                     ----------


--------------------------------------------------------------------------------
SEI Institutional International Trust / Semi-Annual Report / March 31, 2004    5

SCHEDULE OF INVESTMENTS (Unaudited)


International Equity Fund (Concluded)
March 31, 2004
--------------------------------------------------------------------------------
                                                Face Amount         Market Value
Description                                     (Thousands)        ($ Thousands)
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS (B) -- 1.3%
   Barclays
     1.060%, dated 03/31/04, to be
     repurchased on 04/01/04, repurchase
     price $11,389,173 (collateralized by
     FNMA Obligations, ranging in par value
     $45,470,000-$57,393,000, 1.050%(C)-
     6.625%, 08/15/04-09/15/07; with total
     market value $11,616,640)                    $  11,389          $   11,389
   Deutsche Bank
     1.060%, dated 03/31/04, to be
     repurchased on 04/01/04, repurchase
     price $24,117,300 (collateralized by
     FNMA Obligations, ranging in par value
     $28,465,000-$151,000,000, 1.003%(C)-
     2.510%(C), 04/02/04-01/12/07; with total
     market value $24,542,163)                       24,116              24,116
                                                                     ----------
Total Repurchase Agreements
   (Cost $35,505) ($ Thousands)                                          35,505
                                                                     ----------
Total Investments -- 100.6%
   (Cost $2,344,000) ($ Thousands)                                   $2,776,917
                                                                     ==========

Percentages are based on Net Assets of $2,761,500,063.
*  Non-Income Producing Security
(1) Security sold with terms of a private placement memorandum, exempt from registration under Section 144a of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." As of March 31, 2004 the total value of this security was $1,297,181, representing 0.05% of the Fund's net assets.
(2) Securities pledged as collateral on open futures contracts. The rates shown are effective yields at the time of purchase.
(A) This security or a partial position of this security was on loan at March 31, 2004 (see Note 10). The total value of securities on loan at March 31, 2004 was $52,261,273.
(B) This security was purchased with cash collateral held from securities lending. The total value of such securities as of May 31, 2003 was $54,214,909.
(C) The rate reported is the effective yield at time of purchase.
(D) Security purchased on a when-issued basis.
ADR -- American Depositary Receipt
EUR -- Euro
FDR -- Fiduciary Depositary Receipt
FNMA -- Federal National Mortgage Association
GDR -- Global Depositary Receipt
JPY -- Japanese Yen
Ser -- Series

The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                                                       MARKET
                                                     % OF              VALUE
SECTOR DIVERSIFICATION                            NET ASSETS       ($ THOUSANDS)
----------------------                            ----------       -------------
COMMON STOCK
Financials                                            21.1%          $  582,544
Communication                                         13.7              378,240
Industrials                                           11.4              313,663
Consumer Staples                                      11.3              313,266
Consumer Discretionary                                 9.7              266,511
Energy                                                 7.9              218,153
Health Care                                            7.4              202,998
Basic Materials                                        6.5              180,472
Information Technology                                 4.5              123,591
Utilities                                              2.5               70,242
                                                    -------          ----------
TOTAL COMMON STOCK                                    96.0            2,649,680
CASH EQUIVALENT                                        1.8               49,086
REPURCHASE AGREEMENTS                                  1.3               35,505
PREFERRED STOCK                                        0.5               15,680
CORPORATE OBLIGATIONS                                  0.4               10,747
COMMERCIAL PAPER                                       0.2                5,892
FOREIGN CONVERTIBLE BONDS                              0.2                5,268
U.S. TREASURY OBLIGATION                               0.1                2,988
MASTER NOTES                                           0.1                2,071
                                                    -------          ----------
TOTAL INVESTMENTS                                    100.6            2,776,917
TOTAL OTHER ASSETS AND LIABILITIES                    (0.6)             (15,417)
                                                    -------          ----------
TOTAL NET ASSETS                                     100.0%          $2,761,500
                                                    =======          ==========


--------------------------------------------------------------------------------
6    SEI Institutional International Trust / Semi-Annual Report / March 31, 2004

Emerging Markets Equity Fund
March 31, 2004
--------------------------------------------------------------------------------
                                                                    Market Value
Description                                          Shares        ($ Thousands)
--------------------------------------------------------------------------------
COMMON STOCK -- 91.0%
ARGENTINA -- 0.3%
   IRSA Inversiones y Representaciones
     GDR*                                           309,500          $    3,070
                                                                     ----------
AUSTRALIA -- 0.1%
   Autron                                         4,908,000                 981
                                                                     ----------
AUSTRIA -- 0.1%
   Bank Austria Creditanstalt                        12,393                 658
                                                                     ----------
BRAZIL -- 4.2%
   Aracruz Celulose ADR*                             25,943                 992
   Banco Bradesco ADR*                               29,024               1,398
   Banco do Brasil*                                  92,703                 746
   Banco Itau Holding Financeira ADR*                38,770               1,813
   Brasil Telecom Participacoes ADR (C)*            100,160               3,420
   Centrais Eletricas Brasileiras*               76,172,000                 962
   Cia Brasileira de Distribuicao Grupo
     Pao de Acucar ADR*                             125,285               2,637
   Cia de Saneamento Basico do
     Estado de Sao Paulo*                        55,440,555               2,711
   Cia de Saneamento Basico do
     Estado de Sao Paulo ADR*                        76,190                 945
   Cia Energetica de Minas Gerais ADR*               26,700                 466
   Cia Siderurgica Nacional ADR*                     10,800                 737
   Cia Vale do Rio Doce ADR*                         25,800               1,417
   Empresa Brasileira de Aeronautica ADR*            69,200               2,221
   Gerdau ADR*                                       38,852                 905
   Petroleo Brasileiro ADR*                         486,880              16,310
   Tele Celular Sul Participacoes ADR*              124,578               1,867
   Tele Nordeste Celular Participacoes ADR*           26,60                 722
   Tele Norte Leste Participacoes ADR*              250,700               3,254
   Telesp Celular Participacoes ADR*                 89,800                 820
   Ultrapar Participacoes ADR*                       15,900                 188
   Uniao de Bancos Brasileiros ADR*                  10,700                 262
   Votorantim Celulose e Papel ADR*                  57,400               1,997
                                                                     ----------
                                                                         46,790
                                                                     ----------
CHILE -- 0.9%
   Banco Santander Chile ADR*                        89,000               2,394
   Cia Cervecerias Unidas ADR*                       17,777                 406
   Comerical Siglo XXI*                              93,837                  99
   CorpBanca*                                   274,542,900               1,380
   CorpBanca ADR*                                     9,800                 246
   Distribucion y Servicio D&S ADR                   47,686                 835


--------------------------------------------------------------------------------
                                                                    Market Value
Description                                          Shares        ($ Thousands)
--------------------------------------------------------------------------------
   Empresa Nacional de Electricidad ADR*             77,200          $      945
   Enersis*                                      13,413,332               1,685
   Enersis ADR*                                     154,922                 996
   Farmacias Ahumada                                342,646                 861
                                                                     ----------
                                                                          9,847
                                                                     ----------
CHINA -- 1.1%
   Aluminum Corp of China                         1,598,000               1,303
   Beijing Datang Power Gen. (C)                  2,653,000               2,230
   Byd (A)                                          466,000               1,609
   China Petroleum & Chemical                     6,945,500               2,674
   China Southern Airlines*                       2,708,000               1,173
   Huadian Power International                    5,700,100               1,902
   PetroChina                                         2,000                   1
   Qingling Motors (C)                            3,825,200                 653
   Semiconductor Manufacturing
     International*                                 791,000                 239
   Sinopec Yizheng Chemical Fibre                 5,549,600               1,204
                                                                     ----------
                                                                         12,988
                                                                     ----------
COLOMBIA -- 0.1%
   BanColombia ADR*                                 126,000                 953
                                                                     ----------
CROATIA -- 0.2%
   Pliva D.D. GDR (A) (C)*                          107,800               1,736
                                                                     ----------
CZECH REPUBLIC -- 0.6%
   Cesky Telecom AS (C)                             218,400               2,779
   Cesky Telecom GDR (C)*                            68,800                 880
   CEZ*                                              97,000                 692
   Komercni Banka (C)*                               24,362               2,916
                                                                     ----------
                                                                          7,267
                                                                     ----------
EGYPT -- 0.8%
   Commercial International Bank GDR (A)            306,200               1,102
   Mobinil-Eqyptian Mobile Services                  31,616                 442
   Orascom Construction Industries                  303,261               4,563
   Orascom Telecom GDR*                             290,000               2,186
   Suez Cement GDR (A)*                             124,348                 933
                                                                     ----------
                                                                          9,226
                                                                     ----------
HONG KONG -- 3.0%
   ASM Pacific Technology                           377,000               1,679
   China Merchants Holdings International         1,055,000               1,483
   China Mobile                                   2,997,200               8,887
   China Mobile ADR                                  38,800                 570
   China Resources Enterprise                     3,623,900               4,698
   China Unicom                                   1,842,000               1,667
   Citic Pacific                                     73,000                 206
   CNOOC*                                         2,995,000               1,278
   Denway Motors                                  2,554,000               2,950
   Fountain SET Holdings                          1,316,000                 971


--------------------------------------------------------------------------------
SEI Institutional International Trust / Semi-Annual Report / March 31, 2004    7

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2004
--------------------------------------------------------------------------------
                                                                    Market Value
Description                                          Shares        ($ Thousands)
--------------------------------------------------------------------------------
   Giordano International                         2,560,000          $    1,602
   Johnson Electric Holdings                        888,500                 964
   Shanghai Industrial Holdings (C)               1,867,600               4,159
   Texwinca Holdings                              1,418,000               1,092
   Yue Yuen Industrial Holdings                     697,500               1,911
                                                                     ----------
                                                                         34,117
                                                                     ----------
HUNGARY -- 2.1%
   Gedeon Richter*                                   24,526               2,762
   Matav                                          1,397,567               6,434
   Mol Magyar Olaj - es Gazipari                    144,548               5,090
   OTP Bank*                                        299,432               5,678
   OTP Bank GDR*                                    110,244               4,162
                                                                     ----------
                                                                         24,126
                                                                     ----------
INDIA -- 7.4%
   Bharat Petroleum                                 131,200               1,447
   Bharti Televentures*                             701,507               2,499
   Biocon*                                           10,150                  74
   Cadila Healthcare                                 66,500                 696
   Canara Bank                                      703,800               2,344
   GAIL India                                       104,731                 514
   GAIL India GDR (A)                                63,400               1,867
   Grasim Industries*                                92,838               2,287
   Hindalco Industries*                             130,800               3,667
   Hindalco Industries GDR (A)*                      84,300               2,484
   Hindustan Lever                                  376,930               1,339
   Hindustan Petroleum                              409,081               4,782
   Housing Development Finance*                     138,157               2,049
   ICICI Bank*                                       52,100                 355
   ICICI Bank ADR*                                  133,225               2,125
   Indian Hotels GDR (A)*                             9,900                  96
   Indian Petrochemicals                              9,393                  39
   Infosys Technologies*                             56,917               6,473
   ITC*                                              91,171               2,187
   ITC GDR (A)*                                      99,500               2,386
   Mahanagar Telephone Nigam*                     1,863,778               5,503
   Mahanagar Telephone Nigam ADR*                   229,150               1,764
   Mahindra & Mahindra*                              41,700                 446
   Mahindra & Mahindra GDR (A)*                      48,700                 521
   Maruti Udyog*                                    246,472               2,821
   NIIT                                             102,992                 427
   Oil & Natural Gas                                339,124               6,566
   Patni Computer Systems*                           60,000                 297
   Punjab National Bank                             395,262               3,044
   Ranbaxy Laboratories                             133,969               2,906
   Reliance Industries                              335,245               4,154
   Reliance Industries GDR (A) (C)                  158,638               4,548
   Satyam Computer Services*                        491,491               3,322
   State Bank of India GDR (A)*                      35,700               1,392
   Tata Motors                                      400,490               4,480
   Welspun-Gujarat Stahl*                         1,502,590               1,036
                                                                     ----------
                                                                         82,937
                                                                     ----------


--------------------------------------------------------------------------------
                                                                    Market Value
Description                                          Shares        ($ Thousands)
--------------------------------------------------------------------------------
INDONESIA -- 2.1%
   Astra Agro Lestari                             3,048,000          $      694
   Astra International                            1,516,500                 947
   Bank Mandiri Persero                           3,856,500                 631
   Bank Rakyat Indonesia*                        17,482,300               3,113
   Gudang Garam*                                    864,000               1,302
   HM Sampoerna                                   7,382,500               3,858
   Indofood Sukses Makmur                        16,976,200               1,586
   Indonesian Satellite                           6,020,900               2,707
   Ramayana Lestari Sentosa                       4,141,500               1,935
   Telekomunikasi Indonesia*                      8,501,600               6,949
   Telekomunikasi Indonesia ADR*                      3,400                  57
                                                                     ----------
                                                                         23,779
                                                                     ----------
ISRAEL -- 2.4%
   Bank Hapoalim*                                 2,645,302               6,927
   Check Point Software Technologies*               187,072               4,260
   Koor Industries*                                       1                  --
   Lipman Electronic Engineering*                    13,700                 642
   Makhteshim-Agan Industries*                      470,156               1,765
   Super-Sol*                                       407,800                 942
   Teva Pharmaceutical Industries ADR               188,683              11,964
                                                                     ----------
                                                                         26,500
                                                                     ----------
LUXEMBOURG -- 0.0%
   Tenaris ADR*                                       5,700                 187
                                                                     ----------
MALAYSIA -- 3.7%
   British American Tobacco Malaysia*                65,200                 832
   CIMB                                             572,000               1,001
   Gamuda*                                        2,012,900               3,337
   Genting                                          632,700               2,814
   Hong Leong Bank                                  388,500                 593
   Malakoff                                       2,384,500               3,577
   Malayan Banking                                  328,200               1,002
   Malaysia International Shipping                3,236,200              11,497
   Maxis Communications                             829,700               2,009
   Perusahaan Otomobil Nasional                     237,000                 614
   Public Bank*                                   6,044,750               4,931
   Public Bank-- Foreign                          5,119,437               4,742
   Resorts World                                    677,300               1,871
   Sime Darby*                                    1,902,300               3,004
                                                                     ----------
                                                                         41,824
                                                                     ----------
MEXICO -- 7.0%
   Alfa*                                            262,600                 999
   America Movil, Ser L ADR*                        265,462              10,260
   Cemex*                                           345,124               2,055
   Cemex ADR*                                       371,800              11,087
   Coca-Cola Femsa ADR*                             199,424               4,804
   Consorcio ARA*                                   170,600                 535
   Controladora Comercial Mexicana*               1,564,800               2,010


--------------------------------------------------------------------------------
8    SEI Institutional International Trust / Semi-Annual Report / March 31, 2004

--------------------------------------------------------------------------------
                                                                    Market Value
Description                                          Shares        ($ Thousands)
--------------------------------------------------------------------------------
   Corporacion GEO, Ser B*                          215,400          $    1,427
   Desc, Ser B*                                   2,138,800                 735
   Embotelladoras Arca                              473,100               1,072
   Fomento Economico Mexicano ADR*                   55,452               2,732
   Grupo Continental*                               688,300               1,325
   Grupo Financiero Banorte                       1,462,349               5,759
   Grupo Financiero Inbursa*                        467,400                 621
   Grupo Mexico, Ser B*                              19,100                  69
   Grupo Televisa ADR*                               63,745               3,018
   Hylsamex*                                         89,260                  92
   Kimberly-Clark de Mexico, Ser A*               1,650,631               4,470
   Organizacion Soriana, Ser B*                     509,226               1,568
   Telefonos de Mexico, Ser L ADR                   603,927              21,083
   TV Azteca ADR                                    172,300               1,623
   Wal-Mart de Mexico, Ser D                        658,809               2,006
                                                                     ----------
                                                                         79,350
                                                                     ----------
MOROCCO -- 0.1%
   Ona                                               13,304               1,390
                                                                     ----------
PERU -- 0.2%
   Cia de Minas Buenaventura ADR*                    61,200               1,769
                                                                     ----------
PHILIPPINES -- 0.5%
   ABS-CBN Broadcasting PDR*                      1,040,900                 366
   Bank of the Philippine Islands                 1,439,541               1,128
   Manila Electric (C)*                           1,342,700                 580
   Philippine Long Distance Telephone*               45,300                 766
   Philippine Long Distance Telephone ADR*           53,300                 911
   SM Prime Holdings*                             9,193,000                 965
   Universal Robina                               3,457,040                 400
                                                                     ----------
                                                                          5,116
                                                                     ----------
POLAND -- 1.3%
   Bank Pekao*                                        8,318                 280
   Bank Przemyslowo-Handlowy*                        11,371               1,271
   KGHM Polska Miedz*                               202,625               1,684
   Polski Koncern Naftowy Orlen*                    415,008               3,062
   Polski Koncern Naftowy Orlen GDR*                149,877               2,188
   Telekomunikacja Polska*                          944,546               3,826
   Telekomunikacja Polska GDR*                      592,881               2,389
                                                                     ----------
                                                                         14,700
                                                                     ----------
RUSSIA -- 5.4%
   LUKOIL ADR*                                      180,604              22,431
   MMC Norilsk Nickel ADR                            17,000               1,306
   Mobile Telesystems ADR (C)*                       48,336               6,356
   OAO Gazprom ADR (C)*                             210,238               7,947
   Sibneft ADR*                                      42,400               1,603
   Uralsvyazinform ADR*                              37,500                 307


--------------------------------------------------------------------------------
                                                                    Market Value
Description                                          Shares        ($ Thousands)
--------------------------------------------------------------------------------
   Vimpel-Communications ADR*                        78,600          $    8,174
   VolgaTelecom ADR*                                122,300                 773
   YUKOS ADR                                        190,666              11,573
                                                                     ----------
                                                                         60,470
                                                                     ----------
SOUTH AFRICA -- 7.6%
   ABSA Group (C)                                 1,353,433              10,016
   Anglogold                                         36,444               1,559
   Aveng                                            857,980               1,021
   Barloworld                                       197,884               2,091
   BidBee*                                           71,508                 437
   Bidvest Group                                    404,681               3,339
   Edgars Consolidated Stores                         8,589                 194
   Gold Fields                                      154,329               2,063
   Illovo Sugar                                     575,840                 731
   Impala Platinum Holdings                         112,033               9,166
   Imperial Holdings                                133,057               1,414
   Iscor                                            223,463               1,284
   Liberty Group                                    127,786               1,046
   Massmart Holdings                                466,858               2,296
   Metro Cash & Carry*                            3,852,869               1,394
   MTN Group*                                       417,940               2,186
   Nampak                                         1,467,825               3,086
   Nedcor                                           574,497               5,825
   Remgro                                            55,749                 637
   Sanlam                                         4,887,838               7,135
   Sappi                                            245,465               3,397
   Sasol                                            710,382              11,046
   Shoprite Holdings                                733,780               1,164
   Standard Bank Group                              993,316               6,619
   Steinhoff International Holdings               2,533,701               3,216
   Tiger Brands                                     167,795               2,290
   Tongaat-Hulett Group                             183,300               1,349
                                                                     ----------
                                                                         86,001
                                                                     ----------
SOUTH KOREA -- 18.5%
   CJ                                                36,630               2,134
   Hankook Tire                                     332,130               3,013
   Hite Brewery                                      19,410               1,407
   Hyundai Department Store                           3,980                 121
   Hyundai Development                               23,130                 268
   Hyundai Motor                                    199,530               9,120
   Industrial Bank Of Korea                         163,000               1,130
   INI Steel                                         91,900                 962
   Kangwon Land                                     295,214               3,875
   Kia Motors                                       301,180               3,100
   Kookmin Bank*                                    487,880              19,788
   Kookmin Bank ADR*                                 40,144               1,624
   KorAm Bank                                       159,840               2,126
   Korea Electric Power                             607,760              10,682
   Korea Exchange Bank*                              64,814                 379
   Korea Fine Chemical                               10,960                 116


--------------------------------------------------------------------------------
SEI Institutional International Trust / Semi-Annual Report / March 31, 2004    9

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2004
--------------------------------------------------------------------------------
                                                                    Market Value
Description                                          Shares        ($ Thousands)
--------------------------------------------------------------------------------
   Korean Reinsurance                                59,709          $    2,370
   KT ADR*                                          473,285               9,011
   KT&G GDR (A)*                                     58,400                 663
   LG Chem                                           62,600               2,932
   LG Electronics                                    20,090               1,204
   LG Household & Health Care                        13,840                 388
   POSCO                                            114,590              16,192
   POSCO ADR                                        138,350               4,896
   Samsung                                          221,960               2,652
   Samsung Electro-Mechanics                         52,330               2,123
   Samsung Electronics (C)                          141,940              70,818
   Samsung Fire & Marine Insurance                  109,430               7,588
   Shinhan Financial Group                          469,600               8,643
   Shinsegae                                         48,927              12,078
   SK Telecom (C)                                    10,700               2,002
   SK Telecom ADR (C)*                              237,253               5,054
                                                                     ----------
                                                                        208,459
                                                                     ----------
TAIWAN -- 13.2%
   Accton Technology                              1,143,649                 916
   Advanced Semiconductor Engineering*            2,186,000               2,329
   Ambit Microsystems                               833,800               2,505
   Asustek Computer                               1,895,750               4,545
   Benq                                             155,000                 206
   Catcher Technology                               559,000               2,188
   Cathay Financial Holding (C)*                  1,753,000               3,166
   Cathay Financial Holding GDR (C)*                 52,586                 950
   China Motors                                   1,193,000               2,408
   Chinatrust Financial Holding*                  8,218,927               9,853
   Chunghwa Telecom ADR*                            147,300               2,609
   Compal Electronics                             5,295,000               6,669
   Delta Electronics                              1,511,000               1,908
   Elan Microelectronics (C)                      1,062,496                 977
   Far Eastern Textile                            1,552,000                 956
   First Financial Holding*                       1,823,000               1,433
   Formosa Plastics                                 583,000                 929
   High Tech Computer                               287,800               1,166
   HON HAI Precision Industry                     2,770,500              11,982
   Kindom Construction*                             198,000                  78
   Largan Precision                                 185,900               2,212
   Makalot Industrial                               878,000               1,732
   MediaTek                                         520,290               5,353
   Nan Ya Plastic                                 9,246,723              13,049
   Nien Hsing Textile                             1,054,000               1,059
   Nien Made Enterprises                          1,019,000               1,732
   Optimax Technology                               794,340               2,881
   President Chain Store                          1,024,840               1,913
   Quanta Computer                                2,188,000               5,113
   Siliconware Precision Industries*              1,122,000               1,131
   Sinopac Holdings*                             10,025,211               5,385
   Standard Foods GDR (A)                           172,564                 250
   Sunplus Technology                               317,000                 750


--------------------------------------------------------------------------------
                                                                    Market Value
Description                                          Shares        ($ Thousands)
--------------------------------------------------------------------------------
   Taiwan Cellular                                3,747,632          $    3,651
   Taiwan Semiconductor Manufacturing            11,712,822              21,328
   Unimicron Technology                           3,539,000               2,427
   United Microelectronics*                      13,420,405              12,056
   United Microelectronics ADR*                     236,624               1,230
   Yageo*                                         6,824,440               3,707
   Yang Ming Marine Transport                     1,300,000               1,539
   Yuanta Core Pacific Securities                 3,542,000               2,741
                                                                     ----------
                                                                        149,012
                                                                     ----------
THAILAND -- 2.9%
   Advanced Info Service*                           869,500               1,848
   Asian Property Development*                    4,539,800                 538
   Bangkok Bank*                                  1,819,400               4,376
   Charoen Pokphand Foods (C)*                    6,403,100                 603
   CP Seven Eleven*                                  93,000                 156
   Delta Electronics*                               855,000                 571
   Italian Thai Development*                        891,800               2,213
   Kasikornbank*                                  3,460,934               4,360
   Krung Thai Bank*                               6,147,000               1,408
   Land and Houses                                2,358,000                 696
   PTT Exploration & Production*                    276,400               1,829
   Sansiri                                        2,061,300                 425
   Siam Cement (C)                                  908,950               5,784
   Siam Commercial Bank*                          3,340,500               3,784
   Siam Makro*                                      479,000                 533
   Sino Thai Engineering & Construction*          1,712,400                 715
   Thai Airways International                       969,000               1,443
   Thai Olefins*                                    960,700               1,357
                                                                     ----------
                                                                         32,639
                                                                     ----------
TURKEY -- 1.8%
   Akbank                                     1,497,984,683               7,980
   Anadolu Efes Biracilik Ve Malt
     Sanayii*                                   113,411,105               1,554
   Arcelik*                                     259,749,595               1,641
   Dogan Yayin Holding*                         117,373,982                 464
   Enka Insaat ve Sanayi*                        41,202,394               1,019
   Haci Omer Sabanci Holding*                   257,442,191               1,225
   Hurriyet Gazeteci*                           377,489,691               1,343
   Tupras Turkiye Petrol Rafine*                 50,349,000                 425
   Turkiye Garanti Bankasi*                     374,053,825               1,345
   Turkiye IS Bankasi*                          697,382,179               3,131
                                                                     ----------
                                                                         20,127
                                                                     ----------
UNITED KINGDOM -- 3.4%
   Anglo American (C)                               180,763               4,309
   Anglo American (ZAR) (C)                       1,191,346              28,543
   BHP Billiton                                     110,703               1,018
   Old Mutual                                     2,209,198               4,101
                                                                     ----------
                                                                         37,971
                                                                     ----------


--------------------------------------------------------------------------------
10   SEI Institutional International Trust / Semi-Annual Report / March 31, 2004

--------------------------------------------------------------------------------
                                                                    Market Value
Description                                          Shares        ($ Thousands)
--------------------------------------------------------------------------------
VENEZUELA -- 0.0%
   Cia Anonima Nacional Telefonos de
     Venezuela ADR                                   14,699          $      288
                                                                     ----------
Total Common Stock
   (Cost $792,646) ($ Thousands)                                      1,024,278
                                                                     ----------

PREFERRED STOCK -- 5.5%
BRAZIL -- 5.2%
   Banco Bradesco*                                   93,159               4,442
   Brasil Telecom*                              248,062,095               1,055
   Cia de Bebidas das Americas ADR*                 408,850               8,177
   Cia Energetica de Minas Gerais*              354,457,993               6,159
   Cia Paranaense de Energia*                   130,500,000                 490
   Cia Paranaense de Energia ADR*                    60,266                 232
   Cia Tecidos Norte De Mina*                    20,000,000               1,551
   Cia Vale do Rio Doce ADR*                         58,423               2,737
   Cia Vale do Rio Doce Unconverted
     Participants*                                    8,352                  --
   Duratex*                                      32,500,000                 858
   Gerdau*                                          149,088               3,437
   Investimentos Itau*                            5,387,952               6,192
   Marcopolo*                                       415,700                 813
   Petroleo Brasileiro ADR*                         312,070               9,218
   Tele Norte Leste Participacoes*              182,366,900               2,337
   Telecomunicacoes Brasileiras ADR*                 58,360               1,859
   Telecomunicacoes de Sao Paulo*                81,590,000               1,377
   Telemar Norte Leste*                         436,012,600               7,778
   Telemig Celular Participacoes*               259,750,000                 508
   Usinas Sider de Minas Gerais*                     12,400                 168
                                                                     ----------
                                                                         59,388
                                                                     ----------
RUSSIA -- 0.0%
   Uralsvyazinform ADR*                              32,500                 172
                                                                     ----------
SOUTH KOREA -- 0.3%
   Hyundai Motor*                                   145,980               3,215
                                                                     ----------
Total Preferred Stock
   (Cost $52,097) ($ Thousands)                                          62,775
                                                                     ----------

CORPORATE OBLIGATIONS (D) -- 0.4%
UNITED STATES -- 0.4%
   CIT Group
        1.559%, 04/08/04                              1,260               1,260
   Countrywide Home Loan
        1.199%, 01/18/05                                998                 998
   Liberty Light US Capital
        1.080%, 06/16/04                              1,152               1,152
   Morgan Stanley Dean Witter
        1.100%, 04/04/05                                576                 576
                                                                     ----------


--------------------------------------------------------------------------------
                                                Face Amount         Market Value
Description                              (Thousands)/Shares        ($ Thousands)
--------------------------------------------------------------------------------
Total Corporate Obligations
   (Cost $3,986) ($ Thousands)                                       $    3,986
                                                                     ----------

EQUITY LINKED WARRANT (B) -- 0.2%
INDIA -- 0.2%
   Bharti Televentures*                                 470               1,695
                                                                     ----------
Total Equity Linked Warrant
   (Cost $373) ($ Thousands)                                              1,695
                                                                     ----------

COMMERCIAL PAPER (D) -- 0.2%
UNITED STATES -- 0.2%
   Beethoven Funding
        1.065%, 04/15/04                             $  960                 960
   Rhineland Funding Capital
        1.101%, 04/29/04                              1,227               1,226
                                                                     ----------
Total Commercial Paper
   (Cost $2,186) ($ Thousands)                                            2,186
                                                                     ----------

MASTER NOTE (D) -- 0.1%
UNITED STATES -- 0.1%
   Bear Stearns
        1.237%, 04/01/04                                768                 768
                                                                     ----------
Total Master Note
   (Cost $768) ($ Thousands)                                                768
                                                                     ----------

RIGHTS -- 0.0%
BRAZIL -- 0.0%
   Brasil Telecom, Expire 04/22/04*                   2,084                  --
   Tele Norte Leste, Expire 04/12/04*                 2,043                  --
                                                                     ----------
                                                                             --
                                                                     ----------
MEXICO -- 0.0%
   Desc, Expire 04/07/04*                             2,139                 107


--------------------------------------------------------------------------------
SEI Institutional International Trust / Semi-Annual Report / March 31, 2004   11

SCHEDULE OF INVESTMENTS (Unaudited)


Emerging Markets Equity Fund (Concluded)
March 31, 2004
--------------------------------------------------------------------------------
                                         Shares/Face Amount         Market Value
Description                                   ($ Thousands)        ($ Thousands)
--------------------------------------------------------------------------------
THAILAND -- 0.0%
   Sansiri Public Company, Expire 03/05/04*           2,061          $      112
                                                                     ----------
Total Rights
   (Cost $167) ($ Thousands)                                                219
                                                                     ----------

CASH EQUIVALENT -- 0.3%
UNITED STATES -- 0.3%
   SEI Daily Income Trust,
     Prime Obligation Fund, Class A               3,733,012               3,733
                                                                     ----------
Total Cash Equivalent
   (Cost $3,733) ($ Thousands)                                            3,733
                                                                     ----------

REPURCHASE AGREEMENTS (D) -- 1.2%
   Barclays
     1.060%, dated 03/31/04, to be
     repurchased on 04/01/04, repurchase
     price $4,224,508 (collateralized by
     FNMA Obligations, ranging in par value
     $45,470,000-$57,393,000, 1.050%(E)
     6.625%, 08/15/04-09/15/07; with total
     market value $4,308,880)                        $4,224               4,224
   Deutsche Bank
     1.060%, dated 03/31/04, to be
     repurchased on 04/01/04, repurchase
     price $8,945,664 (collateralized by
     FNMA Obligations, ranging in par value
     $28,465,000-$151,000,000, 1.003%(E)
     2.510%(E), 04/02/04-01/12/07; with total
     market value $9,103,255)                         8,945               8,946
                                                                     ----------
Total Repurchase Agreements
   (Cost $13,170) ($ Thousands)                                          13,170
                                                                     ----------
Total Investments -- 98.9%
   (Cost $869,126) ($ Thousands)                                     $1,112,810
                                                                     ==========


--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
Percentages are based on Net Assets of $1,125,737,701
*  Non-Income Producing Security
(A) Securities sold with terms of a private placement memorandum, exempt from registration under Section 144a of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." As of March 31, 2004, the total value of these securites was $19,587,240, representing 1.74% of the Fund's net assets.
(B) Securities are not readily marketable. See Note 2 in Notes to Financial Statements.
(C) This security or a partial position of this security was on loan at March 31, 2004 (see Note 10). The total value of securities on loan at March 31, 2004 was $19,742,512
(D) This security was purchased with cash collateral held from securities lending. The total value of such securities as of March 31, 2004 was $20,109,563.
(E) The rate reported is the effective yield at time of purchase.
ADR -- American Depository Receipt
FNMA -- Federal National Mortgage Association
GDR -- Global Depositary Receipt
PDR --Philippine Depositary Receipt
Ser -- Series
ZAR -- South African Rand
Amounts designated as "--" are either $0 or have been rounded to $0.
The accompanying notes are an integral part of the financial statements.


                                                    MARKET
                                       % OF         VALUE
SECTOR DIVERSIFICATION              NET ASSETS   ($ THOUSANDS)
----------------------              ----------   -------------
COMMON STOCK
Financials                               17.8%      $200,830
Industrials                              13.7        154,640
Communication                            13.4        151,405
Basic Materials                          11.2        125,733
Energy                                    9.0        100,441
Consumer Discretionary                    8.2         91,837
Information Technology                    7.4         83,369
Consumer Staples                          3.5         39,365
Utilities                                 2.6         29,792
Diversified                               2.4         26,729
Health Care                               1.8         20,137
                                       -------    ----------
TOTAL COMMON STOCK                       91.0      1,024,278
PREFERRED STOCK                           5.5         62,775
REPURCHASE AGREEMENTS                     1.2         13,170
CORPORATE OBLIGATIONS                     0.4          3,986
CASH EQUIVALENT                           0.3          3,733
COMMERCIAL PAPER                          0.2          2,186
EQUITY LINKED WARRANTS                    0.2          1,695
MASTER NOTES                              0.1            768
RIGHTS                                     --            219
                                       -------    ----------
TOTAL INVESTMENTS                        98.9      1,112,810
TOTAL OTHER ASSETS AND LIABILITIES        1.1         12,928
                                       -------    ----------
TOTAL NET ASSETS                        100.0%    $1,125,738
                                       =======    ==========


--------------------------------------------------------------------------------
12   SEI Institutional International Trust / Semi-Annual Report / March 31, 2004

International Fixed Income Fund
March 31, 2004
--------------------------------------------------------------------------------
                                                Face Amount         Market Value
Description                                 (Thousands)(1)         ($ Thousands)
--------------------------------------------------------------------------------
GLOBAL BONDS -- 71.3%
AUSTRIA -- 3.8%
   Republic of Austria
        4.000%, 07/15/09                             27,960            $ 35,698
                                                                       --------
BELGIUM -- 2.1%
   Kingdom of Belgium, Series 23
        8.000%, 03/28/15                              7,800              12,940
   Kingdom of Belgium, Series 31
        5.500%, 03/28/28                              4,980               6,759
                                                                       --------
                                                                         19,699
                                                                       --------
DENMARK -- 1.4%
   Kingdom of Denmark
        6.000%, 11/15/11                             65,000              12,257
   Nordea Kredit Realkredit
        5.000%, 10/01/35                                377                  62
   Nykredit
        5.000%, 10/01/35                                686                 112
   Totalkredit, Series C
        5.000%, 10/01/35                                639                 104
                                                                       --------
                                                                         12,535
                                                                       --------
FRANCE -- 8.3%
   France Telecom
        8.500%, 03/01/31                           $  2,560               3,441
   French Treasury Note
        4.500%, 07/12/06                             14,500              18,703
   Government of France
        5.750%, 10/25/32                             10,990              15,526
        4.000%, 04/25/09                                330                 423
        4.000%, 04/25/13                             31,840              39,455
                                                                       --------
                                                                         77,548
                                                                       --------
IRELAND -- 0.3%
   Allied Irish Banks
        7.500%, 02/28/11                              1,910               2,795
                                                                       --------
ITALY -- 3.1%
   Buoni Poliennali Del Tesoro
        5.750%, 02/01/33                              8,910              12,352
   Sanpaolo IMI, Series E, MTN
        6.375%, 04/06/10                              4,300               6,014
   UniCredito Italiano, Series 1, MTN
        6.000%, 03/16/11                              7,700              10,657
                                                                       --------
                                                                         29,023
                                                                       --------


--------------------------------------------------------------------------------
                                                Face Amount         Market Value
Description                                 (Thousands)(1)         ($ Thousands)
--------------------------------------------------------------------------------
JAPAN -- 11.6%
   Government of Japan 10 Year Bond,
     Series 242
        1.200%, 09/20/12                          5,749,000            $ 54,976
   Government of Japan 5 Year Bond,
     Series 31
        0.600%, 09/20/08                          5,500,000              53,009
                                                                       --------
                                                                        107,985
                                                                       --------
LUXEMBOURG -- 0.4%
   Sogerim, Series E, MTN
        6.125%, 04/20/06                              2,840               3,725
                                                                       --------
NETHERLANDS -- 5.5%
   Arena, Series 2003-1, Class A2
        4.300%, 05/19/55                             10,500              13,134
   Deutsche Telekom International Finance
        8.125%, 05/29/12                              4,950               7,588
   E.ON International Finance, Series E, MTN
        5.750%, 05/29/09                              6,515               8,856
   EADS Finance, Series E, MTN
        4.625%, 03/03/10                              2,130               2,722
   Government of Netherlands
        7.500%, 01/15/23                              4,670               7,849
   Munich Re Finance
        6.750%, 06/21/23                              2,280               3,154
   Saecure, Series A2
        5.710%, 11/25/07                              6,000               8,020
                                                                       --------
                                                                         51,323
                                                                       --------
NEW ZEALAND -- 7.7%
   Government of New Zealand, Series 1106
        8.000%, 11/15/06                             63,000              44,578
   Government of New Zealand, Series 709
        7.000%, 07/15/09                             38,350              27,116
                                                                       --------
                                                                         71,694
                                                                       --------
POLAND -- 1.0%
   Government of Poland, Series 0804
        0.000%, 08/21/04                             37,000               9,384
                                                                       --------
PORTUGAL -- 4.5%
   Portugal Obrigacoes do Tesouro OT
        3.950%, 07/15/09                              8,030              10,225
        3.000%, 07/17/06                             25,550              31,841
                                                                       --------
                                                                         42,066
                                                                       --------
SWEDEN -- 2.5%
   Kingdom of Sweden, Series 1043
        5.000%, 01/28/09                             95,060              13,471
   Nordea Bank
        6.000%, 12/13/10                       EUR    7,700               9,999
                                                                       --------
                                                                         23,470
                                                                       --------


--------------------------------------------------------------------------------
SEI Institutional International Trust / Semi-Annual Report / March 31, 2004   13

SCHEDULE OF INVESTMENTS (Unaudited)


International Fixed Income Fund (Concluded)
March 31, 2004
--------------------------------------------------------------------------------
                                                Face Amount         Market Value
Description                                 (Thousands)(1)         ($ Thousands)
--------------------------------------------------------------------------------
UNITED KINGDOM -- 14.9%
   Aviva
        5.700%, 09/29/49                       EUR    1,900            $  2,458
   BAT International Finance, Series E, MTN
        4.875%, 02/25/09                       EUR    2,050               2,620
   Bank of Scotland, Series E, MTN
        6.125%, 02/05/13                       EUR    2,630               3,681
        5.500%, 07/27/09                       EUR    4,950               6,640
        5.500%, 10/29/12                       EUR    5,000               6,688
   Chester Asset Receivables
        6.125%, 10/15/10                       EUR   15,770              22,045
   Compass Group, Series E, MTN
        6.000%, 05/29/09                       EUR    2,410               3,277
   HSBC Capital Funding
        8.030%, 06/30/12                       EUR    3,060               4,651
   Hilton Group Finance, Series E, MTN
        6.500%, 07/17/09                       EUR    1,150               1,578
   Imperial Tobacco Finance, Series E, MTN
        6.250%, 06/06/07                       EUR    1,510               2,015
   MBNA Europe Funding, Series E, MTN
        4.500%, 01/23/09                       EUR    3,700               4,695
   NGG Finance
        6.125%, 08/23/11                       EUR    3,820               5,217
   Permanent Financing
        5.100%, 06/11/07                       EUR   10,200              13,353
   Royal Bank of Scotland Group
        6.770%, 03/31/05                       EUR    7,410               9,497
   United Kingdom Treasury
        5.750%, 12/07/09                              9,200              17,837
        4.250%, 06/07/32                             12,330              21,299
   United Utilities Water, Series E, MTN
        6.625%, 11/08/07                       EUR    7,800              10,681
                                                                       --------
                                                                        138,232
                                                                       --------
UNITED STATES -- 4.2%
   Chase Credit Card Master Trust,
     Series 1998-4
        5.000%, 08/15/08                       EUR    7,200               9,458
   Citibank Credit Card Issurance Trust
        5.375%, 04/10/13                       EUR    6,800               9,188
   Ford Motor Credit, Series E, MTN
        6.750%, 01/14/08                       EUR    2,650               3,488
   General Motors
        8.375%, 07/05/33                       EUR    1,500               2,110
   Goldman Sachs Group
        5.125%, 04/24/13                       EUR      810               1,045
   MBNA Credit Card Master Trust,
     Series 2002-A2, Class A
        5.600%, 07/17/14                       EUR    6,650               8,865
   MBNA Credit Card Master Trust,
     Series 2003-C4
        6.100%, 05/17/13                       GBP    1,100               2,058


--------------------------------------------------------------------------------
                                                Face Amount         Market Value
Description                                 (Thousands)(1)         ($ Thousands)
--------------------------------------------------------------------------------
   Zurich Finance USA, Series E, MTN
        5.750%, 10/02/23                       EUR    2,450            $  3,151
                                                                       --------
                                                                         39,363
                                                                       --------
Total Global Bonds
   (Cost $613,952) ($ Thousands)                                        664,540
                                                                       --------

U.S.GOVERNMENT AGENCY OBLIGATIONS -- 4.8%
UNITED STATES -- 4.8%
   FNMA
        1.000%, 04/14/04                             40,000              39,986
   SLMA
        3.800%, 06/17/10                       EUR    3,500               4,352
                                                                       --------
Total U.S.Government Agency Obligations
   (Cost $43,693) ($ Thousands)                                          44,338
                                                                       --------

COMMERCIAL PAPER -- 2.1%
UNITED STATES -- 2.1%
   Societe Generale
   0.000%, 05/05/04                                  20,000              19,981
                                                                       --------
Total Commercial Paper
   (Cost $19,981) ($ Thousands)                                          19,981
                                                                       --------

U.S. TREASURY OBLIGATIONS (2) -- 11.4%
   U.S. Treasury Bills
        1.010%, 05/13/04                             50,000              49,946
        0.940%, 07/08/04                              5,000               4,988
        0.922%, 06/17/04                             51,500              51,397
                                                                       --------
Total U.S. Treasury Obligations
   (Cost $106,332) ($ Thousands)                                        106,331
                                                                       --------
Total Investments -- 89.6%
   (Cost $783,958) ($ Thousands)                                        835,190
                                                                       --------

OPTION -- 0.0%
   Euro-Bond May 114 Put (2)                                               (329)
                                                                       --------
Total Option
   (Premium $436) ($ Thousands)                                            (329)
                                                                       --------
Percentages are based on Net Assets of $931,933,739.
(1) In local currency unless otherwise indicated.
(2) Securities pledged as collateral on open futures contracts. The rates shown are effective yields at the time of purchase.
EUR -- Euro
FNMA -- Federal National Mortgage Association
GBP -- Great British Pound
MTN -- Medium Term Note
SLMA -- Student Loan Marketing Association
The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
14   SEI Institutional International Trust / Semi-Annual Report / March 31, 2004

Emerging Markets Debt Fund
March 31, 2004
--------------------------------------------------------------------------------
                                                Face Amount         Market Value
Description                                 (Thousands)(1)         ($ Thousands)
--------------------------------------------------------------------------------
GLOBAL BONDS -- 84.5%
ARGENTINA -- 0.9%
   Banco De Galicia (B)
        0.000%, 08/13/02                          $   1,760            $  1,144
   Empressa Distribuidora de Electricidad de
     Mendoza, Series E, MTN (B)
        0.000%, 01/10/03                              5,000               1,750
   Republic of Argentina, Series L-GL (B)
        6.762%, 03/31/23                              4,275               2,188
   Republic of Argentina, Series L-GP (B)
        6.000%, 03/31/23                              1,055                 543
                                                                       --------
                                                                          5,625
                                                                       --------
BRAZIL -- 19.5%
   Federal Republic of Brazil
       12.250%, 03/06/30                             33,316              39,646
       11.000%, 01/11/12                              3,250               3,619
       11.000%, 08/17/40                             16,933              18,084
       10.125%, 05/15/27                             12,425              12,574
        9.250%, 10/22/10                              2,270               2,355
        8.875%, 04/15/24                              3,700               3,386
        8.250%, 01/20/34                                710                 604
        2.000%, 04/15/09 (C)                          6,515               5,945
   Federal Republic of Brazil, Series 15YR (C)
        2.188%, 04/15/09                              1,051                 986
   Federal Republic of Brazil, Series 18YR (C)
        2.063%, 04/15/12                              9,450               8,263
   Federal Republic of Brazil, Series 20YR
        8.000%, 04/15/14                              7,672               7,489
        8.000%, 04/15/14 (E)                         25,096              24,500
                                                                       --------
                                                                        127,451
                                                                       --------
BULGARIA -- 0.9%
   Republic of Bulgaria Registered
        8.250%, 01/15/15                              2,925               3,579
   Republic of Bulgaria, Series A (C)
        2.000%, 07/28/12                              1,680               1,665
   Republic of Bulgaria, Series IAB (C)
        2.000%, 07/28/11                                705                 692
                                                                       --------
                                                                          5,936
                                                                       --------
CAYMAN ISLANDS -- 0.0%
   Cornhill, Series 39 (B)
        0.000%, 01/30/00                              1,650                 165
   Cornhill, Series 46 (B)
        8.626%, 03/02/00                                150                  15
                                                                       --------
                                                                            180
                                                                       --------


--------------------------------------------------------------------------------
                                                Face Amount         Market Value
Description                                 (Thousands)(1)         ($ Thousands)
--------------------------------------------------------------------------------
CHILE -- 0.6%
   Republic of Chile
        7.125%, 01/11/12                          $   3,450            $  4,020
                                                                       --------
COLOMBIA -- 4.6%
   Republic of Colombia
       11.750%, 02/25/20                              5,015               6,419
       10.750%, 01/15/13 (E)                          6,850               8,230
       10.375%, 01/28/33                              5,050               5,775
       10.000%, 01/23/12                              2,050               2,378
        8.700%, 02/15/16                              2,420               2,347
        8.375%, 02/15/27                              1,750               1,682
        7.625%, 02/15/07                              2,950               3,239
                                                                       --------
                                                                         30,070
                                                                       --------
COSTA RICA -- 0.6%
   Government of Costa Rica (A)
        9.995%, 08/01/20                              2,200               2,640
        8.050%, 01/31/13                              1,475               1,656
                                                                       --------
                                                                          4,296
                                                                       --------
DOMINICAN REPUBLIC -- 0.3%
   Dominican Republic Registered
        9.500%, 09/27/06                              2,900               2,204
                                                                       --------
ECUADOR -- 3.4%
   Republic of Ecuador Registered
       12.000%, 11/15/12                             17,120              17,522
        7.000%, 08/15/30                              5,306               4,696
                                                                       --------
                                                                         22,218
                                                                       --------
EL SALVADOR -- 0.8%
   Republic of El Salvador
        7.750%, 01/24/23                              5,000               5,600
                                                                       --------
HUNGARY -- 0.6%
   Government of Hungary
        7.000%, 06/24/09                       HUF  808,000               3,717
                                                                       --------
INDONESIA -- 0.8%
   Garuda Indonesia (C)
        1.663%, 12/31/07                              1,650               1,460
   Indah Kiat Finance Mauritius (B)
       10.000%, 07/01/07                              7,250               3,616
                                                                       --------
                                                                          5,076
                                                                       --------
KAZAKHSTAN -- 0.7%
   Kazkommerts International (A)
        8.500%, 04/16/13                                450                 477
   Kazkommerts International Registered
        8.500%, 04/16/13                              3,800               4,009
                                                                       --------
                                                                          4,486
                                                                       --------


--------------------------------------------------------------------------------
SEI Institutional International Trust / Semi-Annual Report / March 31, 2004   15

SCHEDULE OF INVESTMENTS (Unaudited)


Emerging Markets Debt Fund (Concluded)
March 31, 2004
--------------------------------------------------------------------------------
                                                Face Amount         Market Value
Description                                 (Thousands)(1)         ($ Thousands)
--------------------------------------------------------------------------------
MACEDONIA -- 0.1%
   Government of Macedonia (C)
        1.931%, 07/13/12                          $     520            $    445
                                                                       --------
MALAYSIA -- 1.7%
   Amsteel, Series A1 (D) (B)
        0.000%, 12/31/06                              2,523               1,918
   Government of Malaysia
        8.750%, 06/01/09                                150                 187
        7.500%, 07/15/11                              3,725               4,479
   Petronas Capital
        7.875%, 05/22/22                              3,700               4,417
                                                                       --------
                                                                         11,001
                                                                       --------
MEXICO -- 12.8%
   Pemex Project Funding Master Trust
        8.000%, 11/15/11                                500                 582
        8.500%, 02/15/08 (E)                          3,750               4,369
   Petroleos Mexicanos (E)
        9.500%, 09/15/27                              7,350               9,151
   United Mexican States
       11.375%, 09/15/16                              7,310              11,067
        8.125%, 12/30/19                              8,700              10,331
        8.000%, 09/24/22                              9,220              10,649
        7.500%, 04/08/33 (E)                          5,050               5,504
        6.625%, 03/03/15 (E)                         19,750              21,508
   United Mexican States, MTN
        8.300%, 08/15/31                              8,850              10,399
                                                                       --------
                                                                         83,560
                                                                       --------
NIGERIA -- 0.6%
   Central Bank of Nigeria
        6.250%, 11/15/20                              3,500               3,255
        5.092%, 01/05/10 (B)                          2,531                 949
                                                                       --------
                                                                          4,204
                                                                       --------
PANAMA -- 2.9%
   Republic of Panama
        9.625%, 02/08/11                              3,700               4,403
        9.375%, 04/01/29                                900               1,026
        9.375%, 01/16/23 (E)                          9,000              10,148
        8.875%, 09/30/27 (E)                          2,500               2,713
   Republic of Panama, Series 18YR (C)
        2.000%, 07/17/14                                719                 683
                                                                       --------
                                                                         18,973
                                                                       --------


--------------------------------------------------------------------------------
                                                Face Amount         Market Value
Description                                 (Thousands)(1)         ($ Thousands)
--------------------------------------------------------------------------------
PERU -- 1.9%
   Republic of Peru
        9.875%, 02/06/15                          $   2,575            $  3,024
        8.750%, 11/21/33                              2,000               2,012
   Republic of Peru FLIRB, Series 20YR (C)
        4.500%, 03/07/17                              4,955               4,360
   Republic of Peru, Series 20YR (C)
        5.000%, 03/07/17                              3,585               3,299
                                                                       --------
                                                                         12,695
                                                                       --------
PHILIPPINES -- 3.6%
   Philippine Airlines (B)
        0.000%, 06/07/11                              3,774               1,321
   Republic of Philippines
       10.625%, 03/16/25 (E)                          9,205              10,022
        9.375%, 01/18/17                              6,300               6,662
        9.000%, 02/15/13 (E)                          3,975               4,084
        8.875%, 04/15/08                              1,500               1,631
                                                                       --------
                                                                         23,720
                                                                       --------
POLAND -- 0.5%
   Government of Poland
        5.750%, 06/24/08                       PLZ   12,316               3,091
                                                                       --------
ROMANIA -- 0.4%
   SNP Petrom
       11.625%, 10/02/06                       EUR    1,906               2,723
                                                                       --------
RUSSIA -- 11.1%
   Russian Federation
       11.000%, 07/24/18                              5,785               8,099
        8.250%, 03/31/10                             12,175              13,804
        5.000%, 03/31/30 (C)                         50,530              50,593
                                                                       --------
                                                                         72,496
                                                                       --------
SOUTH KOREA -- 1.8%
   Hynix Semiconductor (B)
        6.500%, 12/31/04                      KRW 6,900,000               2,709
   Korea Development Bank
        5.750%, 09/10/13                              2,425               2,614
   Republic of Korea
        8.875%, 04/15/08                              3,600               4,356
        4.250%, 06/01/13 (E)                          2,425               2,398
                                                                       --------
                                                                         12,077
                                                                       --------


--------------------------------------------------------------------------------
16   SEI Institutional International Trust / Semi-Annual Report / March 31, 2004

--------------------------------------------------------------------------------
                                                Face Amount         Market Value
Description                                 (Thousands)(1)         ($ Thousands)
--------------------------------------------------------------------------------
TURKEY -- 5.5%
   Republic of Turkey Global Bond
       12.375%, 06/15/09                          $   6,000            $  7,718
       11.875%, 01/15/30                              3,955               5,675
       11.750%, 06/15/10                              3,175               4,056
       11.500%, 01/23/12                              5,905               7,597
       11.000%, 01/14/13                                715                 906
        9.500%, 01/15/14                              4,175               4,927
        8.000%, 02/14/34                                755                 794
        0.000%, 04/27/05 (D)            TRL   3,500,000,000               2,132
        0.000%, 08/24/05 (D)            TRL   4,300,000,000               2,482
                                                                       --------
                                                                         36,287
                                                                       --------
UKRAINE -- 1.2%
   Government of Ukraine
        7.650%, 06/11/13                              4,750               4,964
        6.875%, 03/04/11 (A)                          2,080               2,132
   Government of Ukraine Registered
        7.650%, 06/11/13                                535                 559
                                                                       --------
                                                                          7,655
                                                                       --------
URUGUAY -- 2.3%
   Republic of Uruguay
       10.500%, 10/20/06                   UYU       22,400                 775
        7.875%, 01/15/33                              2,169               1,627
        7.500%, 03/15/15                             13,016              11,226
        7.250%, 02/15/11                              1,500               1,365
                                                                       --------
                                                                         14,993
                                                                       --------
VENEZUELA -- 4.4%
   Government of Venezuela
       10.750%, 09/19/13                                990               1,032
        9.375%, 01/13/34                              4,200               3,707
        9.250%, 09/15/27                              5,940               5,284
        5.375%, 08/07/10                              6,035               5,012
        2.125%, 12/18/07                             12,952              12,191
        2.063%, 03/31/07 (C)                          1,167               1,103
   Government of Venezuela, Series A (C)
        6.750%, 03/31/20                                725                 674
                                                                       --------
                                                                         29,003
                                                                       --------
Total Global Bonds
   (Cost $494,171) ($ Thousands)                                        553,802
                                                                       --------

LOAN PARTICIPATIONS -- 7.3%
ALGERIA -- 0.5%
   Republic of Algeria (Counterparty:
     Credit Suisse First Boston) (C)
        2.063%, 03/04/10                              3,171               3,108
                                                                       --------


--------------------------------------------------------------------------------
                                                Face Amount         Market Value
Description                                 (Thousands)(1)         ($ Thousands)
--------------------------------------------------------------------------------
ARGENTINA-- 1.8%
   Aes Chivor (Counterparty:
     Citigroup Global Markets) (B)
        0.000%, 12/31/07                          $   2,025            $  1,498
   Banco De Galicia
     (Counterparty Deutsche Bank) (B) (D)
        0.000%, 03/31/10                              1,765               1,094
   Banco De Galicia (Counterparty:
     Deutsche Bank)
        0.000%, 12/31/10                              1,800               1,116
   Banco De Galicia (Counterparty:
     Deutsche Bank) (B)
        0.000%, 03/31/10                                590                 366
   Ciesa (Counterparty:
     Bank of America) (B)
        0.000%, 04/22/02                             16,000               5,920
   Edesa USD Promissory Notes
     (Counterparty: Citigroup Global
     Markets) (B) (D)
        0.000%, 12/31/49                              2,000                 900
   Telecom Personal Promissory Notes
     (Counterparty: Bank of America) (B)
        0.000%, 12/31/49                       ARS    2,847                 768
                                                                       --------
                                                                         11,662
                                                                       --------
INDIA -- 0.6%
   Kaltim Prima Coal (Counterparty:
     Credit Suisse First Boston)
        0.000%, 12/31/49                              3,760               3,647
                                                                       --------
INDONESIA -- 1.2%
   Indonesia Standby Loan 94
     (Counterparty: Deutsche Bank) (C)
        2.125%, 12/31/49                              6,674               5,940
   PKN Tranche D Secured Short Term
     (Counterparty: Citigroup Global Markets) (B)
        0.000%, 12/01/03                                444                 444
   PKN Tranche Loan A (Counterparty:
     Citigroup Global Markets) (B)
        0.000%, 06/30/11                              1,533               1,456
   PKN Tranche Loan B (Counterparty:
     Citigroup Global Markets) (B)
        0.000%, 05/01/11                              4,200                 345
                                                                       --------
                                                                          8,185
                                                                       --------
JAPAN -- 0.3%
   TPI JPY Loan (Counterparty: Deutsche Bank)
        0.000%, 12/31/49                       JPY  354,231               1,805
                                                                       --------
MOROCCO -- 2.9%
   Kingdom of Morocco, Series A
     (Counterparties: Credit Suisse
     First Boston, J.P. Morgan, Merrill Lynch) (C)
        2.031%, 01/02/09                             19,605              19,213
                                                                       --------
Total Loan Participations
   (Cost $40,707) ($ Thousands)                                          47,620
                                                                       --------


--------------------------------------------------------------------------------
SEI Institutional International Trust / Semi-Annual Report / March 31, 2004   17

SCHEDULE OF INVESTMENTS (Unaudited)


Emerging Markets Debt Fund (Concluded)
March 31, 2004
--------------------------------------------------------------------------------
                                         Shares/Face Amount         Market Value
Description                                 (Thousands)(1)         ($ Thousands)
--------------------------------------------------------------------------------
CORPORATE OBLIGATIONS (F) -- 4.9%
UNITED STATES -- 4.9%
   CIT Group
        1.559%, 04/08/04                          $  10,124            $ 10,125
   Countrywide Home Loan
        1.199%, 01/18/05                              8,025               8,024
   Liberty Light US Capital
        1.080%, 06/16/04                              9,260               9,259
   Morgan Stanley Dean Witter
        1.100%, 04/04/05                              4,630               4,630
                                                                       --------
Total Corporate Obligations
   (Cost $32,038) ($ Thousands)                                          32,038
                                                                       --------

COMMERCIAL PAPER (F) -- 2.7%
UNITED STATES -- 2.7%
   Beethoven Funding
        1.065%, 04/15/04                              7,716               7,713
   Rhineland Funding Capital
        1.101%, 04/29/04                              9,860               9,852
                                                                       --------
Total Commercial Paper
   (Cost $17,565) ($ Thousands)                                          17,565
                                                                       --------

MASTER NOTE (F) -- 0.9%
   Bear Stearns
        1.237%, 04/01/04                              6,173               6,173
                                                                       --------
Total Master Note
   (Cost $6,173) ($ Thousands)                                            6,173
                                                                       --------

COMMON STOCK -- 0.0%
ARGENTINA -- 0.0%
      First Trust of New York National
        Association Argentine Branch*             $      59                  85
INDONESIA -- 0.0%
   PKN Tranche C Equity (B)                          24,929                  --
                                                                       --------
Total Common Stock
   (Cost $65) ($ Thousands)                                                  85
                                                                       --------

WARRANT -- 0.0%
   Central Bank of Nigeria*                           2,000                  --
                                                                       --------
Total Warrant
   (Cost $0) ($ Thousands)                                                   --
                                                                       --------


--------------------------------------------------------------------------------
                                                Face Amount         Market Value
Description                                 (Thousands)(1)         ($ Thousands)
--------------------------------------------------------------------------------
RIGHTS -- 0.0%
   Government of Venezuela Par*,
     Expire 04/15/20                                    215            $     --
                                                                       --------
Total Rights
   (Cost $30) ($ Thousands)                                                  --
                                                                       --------

SWAPTIONS -- 0.0%
   U.S. Swaption, Bear Stearns
        0.000%, 04/27/04                             27,950                  --
        0.000%, 05/13/04                              7,400                   1
        0.000%, 06/03/04                             25,300                  12
   U.S. Swaption, Goldman Sachs
        0.000%, 05/13/04                             15,610                   1
                                                                       --------
Total Swaptions
   (Cost $685) ($ Thousands)                                                 14
                                                                       --------

REPURCHASE AGREEMENTS (F) -- 16.2%
   Barclays
     1.060%, dated 03/31/04, to be
     repurchased on 04/01/04, repurchase
     price $33,951,742 (collateralized by
     FNMA Obligations, ranging in par value
     $45,470,000-$57,393,000, 1.050%(G)
     6.625%, 08/15/04-09/15/07; with total
     market value $34,633,852)                       33,952              33,952
   Deutsche Bank
     1.060%, dated 03/31/04, to be
     repurchased on 04/01/04, repurchase
     price $71,897,091 (collateralized by
     FNMA Obligations, ranging in par value
     $28,465,000-$151,000,000, 1.003%(G)
     2.510%(G), 04/02/04-01/12/07; with total
     market value $73,163,667)                       71,895              71,895
                                                                       --------
Total Repurchase Agreements
   (Cost $105,847) ($ Thousands)                                        105,847
                                                                       --------
Total Investments -- 116.5%
   (Cost $697,281) ($ Thousands)                                        763,144
                                                                       --------


--------------------------------------------------------------------------------
18   SEI Institutional International Trust / Semi-Annual Report / March 31, 2004

--------------------------------------------------------------------------------
                                                   Notional       Net Unrealized
                                                     Amount         Appreciation
Description                                     (Thousands)        ($ Thousands)
--------------------------------------------------------------------------------
SWAP CONTRACTS -- 0.0%
   Receive HUF at fixed rate of 9.500% and
     pay at floating rate 6 month BUBOR
     9.500%, 12/11/08                               500,000            $     --
                                                                       --------
Total Swap Contracts
   (Cost $0) ($ Thousands)                                                   --
                                                                       --------
Percentages are based on Net Assets of $654,870,933.
*  Non-Income Producing Security
(1) In U.S. dollars unless otherwise indicated.
(A) Securities sold with terms of a private placement memorandum, exempt from registration under Section 144a of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." As of March 31, 2004, the total value of these securities was $6,904,688, representing 1.05% of the Fund's net assets.
(B) Security in default on principal and/or interest payments.
(C) Floating Rate Security -- the rate reflected on the Statement of Net Assets is the rate in effect on March 31, 2004.
(D) Zero coupon security.
(E) This security or a partial position of this security was on loan at March 31, 2004 (see Note 10). The total value of securities on loan at March 31, 2004 was $148,038,075.
(F) This security was purchased on cash collateral held from securities lending. The total value of such securities was $161,622,332.
(G) The rate reported is the effective yield at time of purchase.
ARS -- Argentine Peso
BUBOR -- Budapest Interbank Offering Rate
EUR -- Euro
FLIRB -- Front Loaded Interest Reduction Bond
FNMA -- Federal National Mortgage Association
HUF -- Hungarian Forint
JPY -- Japanese Yen
KRW -- South Korean Won
MTN -- Medium Term Note
PLZ -- Polish Zloty
TRL -- Turkish Lira
UYU -- Uruguay Peso
Amounts designated as "--" are either $0 or have been rounded to $0.
The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
SEI Institutional International Trust / Semi-Annual Report / March 31, 2004   19

Statements of Assets and Liabilities ($ Thousands)


March 31, 2004 (Unaudited)
------------------------------------------------------------------------------------------------------------------------------------
                                                             INTERNATIONAL   EMERGING MARKETS  INTERNATIONAL FIXED  EMERGING MARKETS
                                                               EQUITY FUND        EQUITY FUND          INCOME FUND         DEBT FUND
------------------------------------------------------------------------------------------------------------------------------------
ASSETS:
   Investments at Market Value (Cost $2,308,495,
     $855,956, $783,958 and $591,434, respectively)             $2,741,412         $1,099,640             $835,190         $657,297
   Repurchase Agreements (Cost $35,505, $13,170,
     and $105,847, respectively)                                    35,505             13,170                   --          105,847
   Cash                                                             14,791              2,292               95,242            7,753
   Foreign Currency, at Value (Cost $10,633, $11,648
     and $8,381, respectively)                                      10,720             11,674                8,497               --
   Dividends and Interest Receivable                                10,128              5,111               13,810            9,482
   Receivable for Investment Securities Sold                        18,333             24,428               14,065           27,079
   Receivable for Shares of Beneficial Interest Sold                 4,664              4,866                2,150            9,337
   Foreign Tax Reclaim Receivable                                      530                  6                   24               --
   Unrealized Gain on Forward Foreign Currency Contracts                85                 --               23,965              255
   Variation Margin Receivable                                          19                 --                   --            1,518
------------------------------------------------------------------------------------------------------------------------------------
   Total Assets                                                  2,836,187          1,161,187              992,943          818,568
------------------------------------------------------------------------------------------------------------------------------------
LIABILITIES:
   Payable Upon Return of Securities Loaned                         54,215             20,110                   --          161,622
   Payable for Investment Securities Purchased                      13,989              9,389               24,958               --
   Covered Put Options Written, at value (Premium $436)                 --                 --                  329               --
   Payable for Share of Beneficial Interest Redeemed                 3,055              2,168                1,318              616
   Foreign Currency Overdraft (Cost $591)                               --                 --                   --              604
   Unrealized Loss on Forward Foreign Currency Contracts               104                  9               33,528               96
   Variation Margin Payable                                             92                 --                   --               --
   Investment Advisory Fees Payable                                  1,169                801                  116              223
   Administration Fees Payable                                       1,039                615                  465              354
   Shareholder Servicing Fees Payable                                  577                237                  161              136
   Accrued Expenses                                                    447                 48                  134               46
   Accrued Foreign Capital Gains Tax Payable                            --              2,072                   --               --
------------------------------------------------------------------------------------------------------------------------------------
   Total Liabilities                                                74,687             35,449               61,009          163,697
------------------------------------------------------------------------------------------------------------------------------------
Net Assets                                                      $2,761,500         $1,125,738             $931,934         $654,871
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
   Paid-in-Capital -- Class A                                    3,158,461          1,081,039              819,969          562,274
   Paid-in-Capital -- Class I                                        4,054                 --                   --               --
   Undistributed Net Investment Income (Loss)                        2,649               (476)              59,262            9,351
   Accumulated Net Realized Gain/Loss on Investments,
     Options, Futures Contracts, and Foward Foreign
     Currency Contracts                                           (837,190)          (196,509)              10,828           17,238
   Net Unrealized Appreciation on Investments and Options          432,917            243,684               51,339           65,863
   Accumulated Foreign Capital Gains Tax on Appreciated Securities      --             (2,072)                  --               --
   Net Unrealized Appreciation (Depreciation) on Futures Contracts     341                 --                 (167)              --
   Net Unrealized Appreciation (Depreciation) on Forward Foreign
     Currency Contracts, Foreign Currencies, and Translation of
     Other Assets and Liabilities Denominated in Foreign Currencies    268                 72               (9,297)             145
------------------------------------------------------------------------------------------------------------------------------------
Net Assets                                                      $2,761,500         $1,125,738             $931,934         $654,871
------------------------------------------------------------------------------------------------------------------------------------
Outstanding Shares of Beneficial Interest (Thousands) -- Class A
   (Unlimited Authorization -- No Par Value)                       278,450             99,074               76,075           63,223
Outstanding Shares of Beneficial Interest (Thousands) -- Class I
   (Unlimited Authorization -- No Par Value)                           469                 --                   --               --
Net Asset Value, Offering and Redemption
   Price Per Share -- Class A                                        $9.90             $11.36               $12.25           $10.36
Net Asset Value, Offering and Redemption
   Price Per Share -- Class I                                        $9.91                $--                  $--              $--
------------------------------------------------------------------------------------------------------------------------------------

Amounts designated as "--" are either $0 or have been rounded to $0.


The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
20   SEI Institutional International Trust / Semi-Annual Report / March 31, 2004

Statements of Operations ($ Thousands)


For the six month period ended March 31, 2004 (Unaudited)
------------------------------------------------------------------------------------------------------------------------------------
                                                          INTERNATIONAL            EMERGING        INTERNATIONAL            EMERGING
                                                                 EQUITY      MARKETS EQUITY         FIXED INCOME        MARKETS DEBT
                                                                   FUND                FUND                 FUND                FUND
------------------------------------------------------------------------------------------------------------------------------------
INTEREST INCOME:
   Dividends                                                   $ 21,252            $ 12,349             $     --            $    --
   Dividends from Affiliated Investment Companies                   137                  63                   --                 --
   Interest                                                           8                  80               15,318             20,791
   Income from Security Lending                                     489                 141                   --                 49
   Less: Foreign Taxes Withheld                                  (2,105)             (1,117)                  --                 --
------------------------------------------------------------------------------------------------------------------------------------
   Total Investment Income                                       19,781              11,516               15,318             20,840
------------------------------------------------------------------------------------------------------------------------------------
EXPENSES:
   Investment Advisory Fees                                       6,545               5,624                  683              2,586
   Administration fees                                            5,833               3,482                2,733              1,977
   Shareholder Servicing Fees-- Class A                           3,236               1,339                1,139                761
   Shareholder Servicing Fees-- Class I                               4                  --                   --                 --
   Administrative Servicing Fees-- Class I                            4                  --                   --                 --
   Trustee Fees                                                      20                   8                    7                  5
   Custodian Fees                                                   850                 908                  129                 77
   Printing Fees                                                     93                  38                   33                 22
   Professional Fees                                                 44                  18                   15                 10
   Registration & Filing Fees                                        32                  13                   11                  7
   Wire Agent Fees                                                   14                   6                    5                  3
   Pricing Fees                                                      13                  10                    4                  4
   Miscellaneous Expenses                                            19                   8                    7                  4
------------------------------------------------------------------------------------------------------------------------------------
   Total Expenses                                                16,707              11,454                4,766              5,456
------------------------------------------------------------------------------------------------------------------------------------
   Less, Waiver of:
     Investment Advisory Fees                                      (110)             (1,008)                  --               (905)
     Shareholder Servicing Fees-- Class A                            --                  --                 (211)              (444)
------------------------------------------------------------------------------------------------------------------------------------
   Net Expenses                                                  16,597              10,446                4,555              4,107
------------------------------------------------------------------------------------------------------------------------------------
   NET INVESTMENT INCOME                                          3,184               1,070               10,763             16,733
------------------------------------------------------------------------------------------------------------------------------------
   NET REALIZED AND UNREALIZED GAIN (LOSS)
     ON INVESTMENTS, OPTIONS, SWAPS, FUTURES AND
     FOREIGN CURRENCYTRANSACTIONS:
   Net Realized Gain (Loss) on:
     Investments and Options                                     82,992             172,081               11,498             21,649
     Futures Contracts                                            1,691                  --                  519                 --
     Foreign Currency Transactions                                  509              (1,039)              75,323                653
   Net Change in Unrealized Appreciation (Depreciation) on:
     Investments and Options                                    406,045              74,419               (2,935)            17,794
     Futures Contracts                                            1,125                  --                 (577)                --
     Swap Contracts                                                  --                  --                   --               (137)
     Foreign Capital Gains Tax on Appreciated Securities             --                 470                   --                 --
     Foreign Currency Transactions                                   33                   6              (27,245)               189
------------------------------------------------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN ON
   INVESTMENTS, OPTIONS, FUTURES, SWAPS,
   AND FOREIGN CURRENCY TRANSACTIONS                            492,395             245,937               56,583             40,148
------------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS           $495,579            $247,007             $ 67,346            $56,881
------------------------------------------------------------------------------------------------------------------------------------

Amounts designated as "--" are either $0 or have been rounded to $0.


The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
SEI Institutional International Trust / Semi-Annual Report / March 31, 2004   21

Statements of Changes in Net Assets ($ Thousands)


For the six month period ended March 31, 2004 (Unaudited) and the year ended September 30, 2003
------------------------------------------------------------------------------------------------------------------------------------
                                                                                INTERNATIONAL                 EMERGING MARKETS
                                                                                 EQUITY FUND                     EQUITY FUND
------------------------------------------------------------------------------------------------------------------------------------
                                                                              2004          2003              2004             2003
------------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
   Net Investment Income                                                $    3,184   $    23,578        $    1,070      $     5,698
   Net Realized Gain (Loss) from Investment Transactions,
     Options, Futures, and Swaps                                            84,683      (173,273)          172,081           27,003
   Net Realized Gain (Loss) on Forward Foreign Currency Contracts
     and Foreign Currency Transactions                                         509          (889)           (1,039)            (195)
   Net Change in Unrealized Appreciation on Investments, Options,
     Futures, and Swaps                                                    407,170       536,566            74,419          242,326
   Net Change in Accrued Foreign Capital Tax Gains on
     Appreciated Securities                                                     --            --               470           (2,464)
   Net Change in Unrealized Appreciation (Depreciation) on Forward
     Foreign Currency Contracts, Foreign Currencies, and Translation
     of Other Assets and Liabilities Denominated in Foreign Currencies          33           (75)                6              415
------------------------------------------------------------------------------------------------------------------------------------
   Net Increase in Net Assets Resulting from Operations                    495,579       385,907           247,007          272,783
------------------------------------------------------------------------------------------------------------------------------------
DIVIDENDS FROM:
   Net investment income:
     Class A                                                               (23,802)      (10,407)           (2,380)              --
     Class I                                                                   (19)           (2)               --               --
------------------------------------------------------------------------------------------------------------------------------------
   Total Dividends                                                         (23,821)      (10,409)           (2,380)              --
------------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:
   CLASS A:
   Proceeds from Shares Issued                                             381,537     3,133,558           193,307        1,785,869
   Reinvestment of Dividends & Distributions                                22,759         9,777             2,304               --
   Cost of Shares Redeemed                                                (376,762)   (3,213,270)         (251,060)      (1,861,972)
------------------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets from Class A Transactions              27,534       (69,935)          (55,449)         (76,103)
------------------------------------------------------------------------------------------------------------------------------------
   CLASS I:(1)
   Proceeds from Shares Issued                                               2,700         1,364                --               --
   Reinvestment of Dividends & Distributions                                    19             2                --               --
   Cost of Shares Redeemed                                                    (606)         (236)               --               --
------------------------------------------------------------------------------------------------------------------------------------
   Increase in Net Assets Derived from Class I Transactions                  2,113         1,130                --               --
------------------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets from Capital Share Transactions        29,647       (68,805)          (55,449)         (76,103)
------------------------------------------------------------------------------------------------------------------------------------
   Net Increase in Net Assets                                              501,405       306,693           189,178          196,680
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
   BEGINNING OF YEAR                                                     2,260,095     1,953,402           936,560          739,880
------------------------------------------------------------------------------------------------------------------------------------
   END OF YEAR                                                          $2,761,500   $ 2,260,095        $1,125,738      $   936,560
------------------------------------------------------------------------------------------------------------------------------------
   UNDISTRIBUTED NET INVESTMENT INCOME/(DISTRIBUTIONS IN
     EXCESS OF NET INVESTMENT INCOME)                                   $    2,649   $    22,777        $     (476)     $     1,873
------------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS (THOUSANDS):
   CLASS A:
   Shares Issued                                                            40,856       441,104            18,642          253,167
   Reinvestment of Distributions                                             2,458         1,345               227               --
   Shares Redeemed                                                         (40,149)     (448,950)          (23,897)        (262,333)
------------------------------------------------------------------------------------------------------------------------------------
   Total Class A Transactions                                                3,165        (6,501)           (5,028)          (9,166)
------------------------------------------------------------------------------------------------------------------------------------
   CLASS I:(1)
   Shares Issued                                                               282           192                --               --
   Reinvestment of Distributions                                                 2            --                --               --
   Shares Redeemed                                                             (66)          (33)               --               --
------------------------------------------------------------------------------------------------------------------------------------
   Total Class I Transactions                                                  218           159                --               --
------------------------------------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Shares Outstanding
     from Share Transactions                                                 3,383        (6,342)           (5,028)          (9,166)
------------------------------------------------------------------------------------------------------------------------------------

(1) Class I shares were offered beginning January 4, 2002.
Amounts designated as "--" are either $0 or have been rounded to $0.


The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
22   SEI Institutional International Trust / Semi-Annual Report / March 31, 2004

Statements of Changes in Net Assets ($ Thousands)


For the six month period ended March 31, 2004 (Unaudited) and the year ended September 30, 2003
------------------------------------------------------------------------------------------------------------------------------------
                                                                                 INTERNATIONAL                   EMERGING MARKETS
                                                                               FIXED INCOME FUND                     DEBT FUND
------------------------------------------------------------------------------------------------------------------------------------
                                                                              2004          2003              2004             2003
------------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
   Net Investment Income                                                 $  10,763     $  21,479         $  16,733        $  41,065
   Net Realized Gain from Investment Transactions,
     Options, Futures and Swaps                                             12,017        19,323            21,649           60,611
   Net Realized Gain on Forward Foreign Currency Contracts
     and Foreign Currency Transactions                                      75,323        32,852               653            1,076
   Net Change in Unrealized Appreciation (Depreciation) on
     Investments, Options, Futures, and Swaps                               (3,512)       29,198            17,657           98,009
   Net Change in Unrealized Appreciation (Depreciation) on Forward
     Foreign Currency Contracts, Foreign Currencies, and Translation
     of Other Assets and Liabilities Denominated in Foreign Currency       (27,245)       26,301               189              (43)
------------------------------------------------------------------------------------------------------------------------------------
   Net Increase in Net Assets Resulting from Operations                     67,346       129,153            56,881          200,718
------------------------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS FROM:
   Net investment income:
     Class A                                                               (65,737)      (23,580)          (39,072)         (40,050)
   Net Realized Gains:
     Class A                                                               (15,161)       (3,699)          (57,231)              --
------------------------------------------------------------------------------------------------------------------------------------
   Total Dividends and Distributions                                       (80,898)      (27,279)          (96,303)         (40,050)
------------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:
   CLASS A:
   Proceeds from Shares Issued                                             175,058       374,056           150,140          330,214
   Reinvestment of Dividends & Distributions                                77,590        26,081            93,513           38,521
   Cost of Shares Redeemed                                                (172,860)     (514,395)         (114,597)        (386,296)
------------------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets from Capital Share Transactions        79,788      (114,258)          129,056          (17,561)
------------------------------------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Net Assets                                    66,236       (12,384)           89,634          143,107
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
   BEGINNING OF YEAR                                                       865,698       878,082           565,237          422,130
------------------------------------------------------------------------------------------------------------------------------------
   END OF YEAR                                                           $ 931,934     $ 865,698         $ 654,871        $ 565,237
------------------------------------------------------------------------------------------------------------------------------------
   UNDISTRIBUTED NET INVESTMENT INCOME                                   $  59,262     $  38,913         $   9,351        $  31,037
------------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS (THOUSANDS):
   CLASS A:
   Shares Issued                                                            14,143        32,255            14,249           33,911
   Reinvestment of Distributions                                             6,398         2,358             9,164            4,403
   Shares Redeemed                                                         (13,999)      (44,872)          (10,896)         (39,626)
------------------------------------------------------------------------------------------------------------------------------------
   Total Class A Transactions                                                6,542       (10,259)           12,517           (1,312)
------------------------------------------------------------------------------------------------------------------------------------

Amounts designated as "--" are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
SEI Institutional International Trust / Semi-Annual Report / March 31, 2004   23

Financial Highlights


For the six month period ended March 31, 2004 (Unaudited) and the years ended September 30, (unless otherwise indicated)
For a Share Outstanding Throughout Each Period
------------------------------------------------------------------------------------------------------------------------------------

                                         Net Realized
                                                  and                          Distributions
                Net Asset           Net    Unrealized                Dividends          from         Total
                   Value,    Investment         Gains        Total    from Net      Realized     Dividends    Net Asset
                Beginning        Income      (Losses)         from  Investment       Capital           and   Value, End      Total
                of Period        (Loss) on Securities   Operations      Income         Gains Distributions    of Period    Return+
------------------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL EQUITY FUND
   CLASS A
   2004*           $ 8.20        $ 0.01(1)     $ 1.78(1)    $ 1.79      $(0.09)       $   --        $(0.09)      $ 9.90      21.85%
   2003              6.93          0.08(1)       1.23(1)      1.31       (0.04)           --         (0.04)        8.20      18.91
   2002              8.25          0.04         (1.34)       (1.30)      (0.02)           --         (0.02)        6.93     (15.79)
   2001             12.33          0.03         (3.73)       (3.70)      (0.07)        (0.31)        (0.38)        8.25     (30.85)
   2000             12.09          0.08          0.43         0.51       (0.04)        (0.23)        (0.27)       12.33       4.15
   1999              9.16          0.04(1)       3.34(1)      3.38       (0.10)        (0.35)        (0.45)       12.09      37.86
   CLASS I
   2004*           $ 8.20        $ 0.01(1)     $ 1.77(1)    $ 1.78      $(0.07)       $   --        $(0.07)      $ 9.91      21.77%
   2003              6.93          0.09(1)       1.20(1)      1.29       (0.02)           --         (0.02)        8.20      18.65
   2002(2)           8.97          0.03         (2.07)       (2.04)         --            --            --         6.93     (22.74)
EMERGING MARKETS EQUITY FUND
   CLASS A
   2004*           $ 9.00        $ 0.01(1)     $ 2.37(1)    $ 2.38      $(0.02)       $   --        $(0.02)      $11.36      26.50%
   2003              6.53          0.05(1)       2.42(1)      2.47          --            --            --         9.00      37.83
   2002              6.08          0.01          0.47         0.48       (0.03)           --         (0.03)        6.53       7.78
   2001              9.19          0.04         (3.15)       (3.11)         --            --            --         6.08     (33.84)
   2000              9.13        (0.05)(1)       0.12(1)      0.07       (0.01)           --         (0.01)        9.19       0.71
   1999              6.17        (0.03)          3.00         2.97       (0.01)           --         (0.01)        9.13      48.23
INTERNATIONAL FIXED INCOME FUND
   CLASS A
   2004*           $12.45        $ 0.15(1)     $ 0.79(1)    $ 0.94      $(0.92)       $(0.22)       $(1.14)      $12.25       7.69%
   2003             11.00          0.30(1)       1.53(1)      1.83       (0.33)        (0.05)        (0.38)       12.45      17.05
   2002             10.12          0.55          0.33         0.88          --            --            --        11.00       8.70
   2001              9.81          0.33         (0.02)        0.31          --            --            --        10.12       3.16
   2000             11.03          0.31         (1.35)       (1.04)      (0.18)           --         (0.18)        9.81      (9.58)
   1999             11.89          0.30         (0.42)       (0.12)      (0.53)        (0.21)        (0.74)       11.03      (1.36)
EMERGING MARKETS DEBT FUND
   CLASS A
   2004*           $11.15        $ 0.29(1)     $ 0.71(1)    $ 1.00      $(0.66)       $(1.13)       $(1.79)      $10.36       9.94%
   2003              8.12          0.78(1)       3.01(1)      3.79       (0.76)           --         (0.76)       11.15      49.15
   2002              9.03          0.82         (0.56)        0.26       (0.99)        (0.18)        (1.17)        8.12       2.15
   2001              9.51          0.94         (0.53)        0.41       (0.89)           --         (0.89)        9.03       4.69
   2000              8.11          0.84          1.33         2.17       (0.77)           --         (0.77)        9.51      28.07
   1999              6.83          0.84          1.19         2.03       (0.75)           --         (0.75)        8.11      31.15

*   For the six month period ended March 31, 2004 (Unaudited). All ratios for the period have been annualized.
+   Returns are for the period indicated and have not been annualized. Total returns do not reflect applicable sales load. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
++  The ratio of expenses to average net assets, excluding interest expense, is 1.28% for the year ended September 30, 2000.
(1) Per share net investment income and net realized and unrealized gains/(losses) calculated using average shares.
(2) The International Equity Fund Class I shares were offered beginning January 4, 2002. All ratios for the period have been annualized.
Amounts designated as "--" are either $0 or have been rounded to $0.


The accompanying notes are an integral part of the financial statements.


------------------------------------------------------------------------------------------------------------------------------------

                                                                Ratio of Net             Ratio of
                                                                  Investment             Expenses
                                                   Ratio of           Income           to Average
                              Net Assets           Expenses           (Loss)           Net Assets          Portfolio
                           End of Period         to Average       to Average           (Excluding           Turnover
                            ($Thousands)         Net Assets       Net Assets             Waivers)               Rate
------------------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL EQUITY FUND
   CLASS A
   2004*                      $2,756,852               1.28%            0.25%                1.29%                21%
   2003                        2,258,034               1.28             1.12                 1.32                 87
   2002                        1,952,763               1.28             0.51                 1.29                 70
   2001                        2,365,245               1.28             0.36                 1.29                 91
   2000                        2,953,872               1.29++           0.79                 1.30                 73
   1999                        1,844,459               1.28             0.39                 1.31                 61
   CLASS I
   2004*                      $    4,648               1.53%            0.19%                1.54%                21%
   2003                            2,061               1.53             1.15                 1.57                 87
   2002(2)                           639               1.53             0.61                 1.54                 70
EMERGING MARKETS EQUITY FUND
   CLASS A
   2004*                      $1,125,738               1.95%            0.20%                2.14%                51%
   2003                          936,560               1.95             0.71                 2.14                 69
   2002                          739,880               1.95             0.08                 2.14                109
   2001                        1,010,428               1.95             0.54                 2.13                126
   2000                        1,285,033               1.96            (0.46)                2.12                110
   1999                          866,911               1.95            (0.35)                2.14                129
INTERNATIONAL FIXED INCOME FUND
   CLASS A
   2004*                      $  931,934               1.00%            2.36%                1.05%               155%
   2003                          865,698               1.00             2.60                 1.06                216
   2002                          878,082               1.00             2.72                 1.07                339
   2001                        1,198,644               1.00             3.13                 1.06                235
   2000                        1,105,584               1.00             3.17                 1.11                190
   1999                          809,440               1.00             2.97                 1.22                278
EMERGING MARKETS DEBT FUND
   CLASS A
   2004*                      $  654,871               1.35%            5.49%                1.79%                39%
   2003                          565,237               1.35             7.98                 1.80                127
   2002                          422,130               1.35             8.80                 1.79                140
   2001                          458,950               1.35            10.06                 1.78                196
   2000                          490,554               1.35            10.67                 1.80                227
   1999                          283,993               1.35            12.27                 1.82                184


--------------------------------------------------------------------------------
24   SEI Institutional International Trust / Semi-Annual Report / March 31, 2004

Notes to Financial Statements



1. ORGANIZATION
SEI Institutional International Trust, (the "Trust"), was organized as a Massachusetts business trust under a Declaration of Trust dated June 30, 1988. The operations of the Trust commenced on December 20, 1989.

The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end investment company with four funds: the International Equity Fund, the Emerging Markets Equity Fund, the International Fixed Income Fund and the Emerging Markets Debt Fund (together the "Funds"). The Trust's prospectuses provide a description of each Fund's investment objectives, policies, and strategies. The Trust is registered to offer Class A shares of each of the Funds and the International Equity Fund is registered to offer Class Ishares.

2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

USE OF ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

SECURITY VALUATION -- Foreign securities are valued based upon quotations from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates. Investment securities that are listed on a securities exchange for which market quotations are readily available are valued by an independent pricing service (the "Pricing Service") at the last quoted sales price for such securities, or if there is no such reported sale on the valuation date, at the most recently quoted bid price. The Pricing Service may also use a matrix system to determine valuations of debt obligations. The Pricing Service considers such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. The procedures of the Pricing Service and its valuations are reviewed by the Officers of the Trust under the general supervision of the Trustees. Unlisted securities for which market quotations are readily available are valued at the most recently quoted bid price. Debt obligations purchased with sixty days or less remaining until maturity are valued at amortized cost, which approximates market value. Other securities for which market quotations are not readily available or securities whose market quotations do not reflect market value are fair valued using good faith pricing procedures approved by the Board of Trustees. The Funds employ a valuation policy that monitors for significant events in foreign markets using various benchmarks and techniques in order to determine when it is appropriate to apply fair valuation in accordance with the Fair Value Procedures.

REPURCHASE AGREEMENTS -- Securities pledged as collateral for repurchase agreements are held by the custodian bank until maturity of the repurchase agreements. Provisions of the repurchase agreements the Trust's policies require that the market value of the collateral, including accrued interest thereon, is sufficient to cover principal and interest in the event of default by the counterparty.

The Funds may also invest in tri-party repurchase agreements. Securities held as collateral for tri-party repurchase agreements are maintained by the broker's custodian bank in a segregated account until maturity of the repurchase agreement. Provisions of the agreements require that the market value of the collateral, including accrued interest thereon, is sufficient to cover principal and interest in the event of default by the counterparty of the repurchase agreement.

If the counterparty defaults and the value of the collateral declines, or if the counterparty enters an insolvency proceeding, realization of the collateral by the Fund may be delayed or limited.

FOREIGN CURRENCY TRANSLATION -- The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following bases: (I) market value of investment securities, other assets and liabilities at the current rate of exchange; and (II) purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.

For foreign equity securities, the Funds do not isolate that portion of gains and losses on investment securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of such securities. For foreign debt obligations, the Funds do isolate that portion of gains and losses on investment securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of such securities.


--------------------------------------------------------------------------------
SEI Institutional International Trust / Semi-Annual Report / March 31, 2004   25

The Funds do isolate the effect of fluctuations in foreign currency rates when determining the gain or loss upon sale or maturity of foreign currency-denominated debt obligations for Federal income tax purposes.

The Funds report gains and losses on foreign currency-related transactions as realized and unrealized gains and losses for financial reporting purposes, whereas such gains and losses are treated as ordinary income or loss for Federal income tax purposes.

FORWARD FOREIGN CURRENCY CONTRACTS -- The Funds may enter into forward foreign currency contracts as hedges against either specific transactions, fund positions or anticipated fund positions. All commitments are "marked-to-market" daily at the applicable foreign exchange rate, and any resulting unrealized gains or losses are recorded currently. The Funds realize gains and losses at the time forward contracts are extinguished. Unrealized gains or losses on outstanding positions in forward foreign currency contracts held at the close of the year are recognized as ordinary income or loss for federal income tax purposes.

FUTURES CONTRACTS -- The International Equity Fund and the International Fixed Income Fund utilized futures contracts during the six month period ended March 31, 2004. The Funds' investment in these futures contracts is designed to enable the Funds to more closely approximate the performance of their benchmark indices.

Initial margin deposits of cash or securities are made upon entering into futures contracts. The contracts are "marked-to-market" daily and the resulting changes in value are accounted for as unrealized gains and losses. Variation margin payments are paid or received, depending upon whether unrealized losses or gains are incurred. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the contract.

Risks related to futures contracts include the possibility that there may not be a liquid market for the contracts, that the changes in the value of the contract may not directly correlate with changes in the value of the underlying securities, and that the counterparty to a contract may default on its obligation to perform.

EQUITY-LINKED WARRANTS -- The International Equity and Emerging Markets Equity Funds each may invest in equity-linked warrants. The Fund purchases the equity-linked warrants from a broker, who in turn purchases shares in the local market and issues a call warrant hedged on the underlying holding. If the Fund exercises its call and closes its position, the shares are sold and the warrant redeemed with the proceeds. Each warrant represents one share of the underlying stock, therefore, the price, performance and liquidity of the warrant are all directly linked to the underlying stock. The warrants can be redeemed for 100% of the value of the underlying stock, less transaction costs. In addition to the market risk of the underlying holding, the Fund bears additional counterparty risk to the issuing broker. There is currently no active trading market for equity-linked warrants.

OPTION SELLING/PURCHASING -- The Funds may invest in financial options contracts solely for the purpose of hedging their existing portfolio securities, or securities that the Funds intend to purchase, against fluctuations in fair value caused by changes in prevailing market interest rates. When the Fund sells or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from purchasing or writing options which expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss on investment transactions.

SWAP AGREEMENTS -- A swap agreement is a two-party contract under which an agreement is made to exchange returns from predetermined investments or instruments, including a particular interest rate, foreign currency, or "basket" of securities representing a particular index. The gross returns to be exchanged or "swapped" between the parties are calculated based on a "notional amount" which, each business day, is valued to determine each party's obligation under the contract. Fluctuations in market values are reflected as unrealized gains or losses during the term of the contract.

CLASSES -- Class-specific expenses are borne by that class. Income, expenses, and realized and unrealized gains/losses are allocated to the respective classes on the basis of relative daily net assets.

EXPENSES -- Expenses that are directly related to one of the Funds are charged directly to that Fund. Other operating expenses of the Funds are prorated to the Funds on the basis of relative net assets.

DISTRIBUTIONS -- Distributions from net investment income and net realized capital gains are determined in accordance with U.S. Federal income tax regulations, which may differ from those amounts deter mined under accounting principles generally accepted in the United States. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital in the period that the difference arises.


--------------------------------------------------------------------------------
26   SEI Institutional International Trust / Semi-Annual Report / March 31, 2004

OTHER -- Security transactions are accounted for on the trade date of the security purchase or sale. Costs used in determining net realized capital gains and losses on the sale of investment securities are those of the specific securities sold. Purchase discounts and premiums on securities held by the Funds are accreted and amortized to maturity using the scientific-interest method, which approximates the effective interest method. Dividend income is recognized on the ex-dividend date and interest income is recognized using the accrual method.


3. MANAGEMENT, INVESTMENT ADVISORY AND DISTRIBUTION AGREEMENTS

The Trust and SEI Investments Fund Management (the "Administrator") are parties to an amended and restated Administration and Transfer Agency Agreement dated December 10, 2003 under which the Administrator provides management, administrative, and shareholder services to the Funds for annual fees, based on the average daily net assets of the respective funds, as presented below:

International Equity Fund                        0.45%
International Fixed Income Fund                  0.60%
Emerging Markets Equity Fund                     0.65%
Emerging Markets Debt Fund                       0.65%

However, the Administrator has also voluntarily agreed to waive its fee so that the total annual expenses of each Fund will not exceed certain expense limitations adopted by the Administrator as presented below. In the event that the total annual expenses of a Fund, after reflecting a waiver of all fees by the Administrator, exceed the specific limitation, the Administrator has agreed to bear such excess. Any such waiver is voluntary and may be terminated at any time at the Administrator's sole discretion.

--------------------------------------------------------------------------------
           International    International       Emerging        Emerging
              Equity         Fixed Income    Markets Equity   Markets Debt
               Fund              Fund             Fund            Fund
--------------------------------------------------------------------------------
Class A        1.28%             1.00%            1.95%           1.35%
Class I        1.53%               --               --              --

SEI Investments Management Corporation ("SIMC") acts as the Investment Adviser for the Funds under an amended and restated Investment Advisory Agreement dated December 10, 2003 under which SIMC receives annual fees, based on the average daily net assets of the respective funds, as presented below:

International Equity Fund                  0.505%
International Fixed Income Fund            0.150%
Emerging Markets Equity Fund               1.050%
Emerging Markets Debt Fund                 0.850%

However, SIMC has also voluntarily agreed to waive its fee so that the total annual expenses of each Fund will not exceed certain expense limitations adopted by the Adviser as presented above.

SIMC has entered into Investment Sub-Advisory Agreements with the following parties:

--------------------------------------------------------------------------------
                                                                        Date of
Investment Sub-Adviser                                                Agreement
--------------------------------------------------------------------------------
INTERNATIONAL EQUITY FUND
Alliance Capital Management L.P.                                       07/01/03
Capital Guardian Trust Company                                         06/10/98
Fisher Investments, Inc.                                               07/01/03
McKinley Capital Management, Inc.                                      07/01/03
Morgan Stanley Investment Management, Inc.
   and Morgan Stanley Investment Management Ltd.                       10/01/01

EMERGING MARKETS EQUITY FUND
Alliance Capital Management L.P.                                       06/26/02
Citigroup Asset Management Ltd.                                        09/30/03
Emerging Markets Management, LLC                                       09/30/03
The Boston Company Asset
   Management, LLC                                                     09/18/00

INTERNATIONAL FIXED INCOME FUND
Fischer Francis Trees and Watts                                        12/17/02
EMERGING MARKETS DEBT FUND
Ashmore Investment Management                                          03/17/03
Salomon Brothers Asset
   Management, Inc.                                                    06/30/97

SEI Investments Distribution Co. (the "Distributor"), a wholly owned subsidiary of SEI Investment Company ("SEI Investments") and a registered broker-dealer, acts as the Distributor of the shares of the Trust under an amended and restated Distribution Agreement dated September 16, 2002. The Trust has adopted plans under which firms, including the Distributor, that provide shareholder and administrative services may receive compensation therefrom. Specific classes of certain funds have also adopted distribution plans, pursuant to Rule 12b-1 under the Investment Company Act of 1940. Such plans provide fees payable to the Distributor equal to the following amounts, calculated as a percentage of the average daily net assets attributable to each particular class of each respective fund.

--------------------------------------------------------------------------------
                                     Shareholder           Administrative
                                   Servicing Fees          Servicing Fees
--------------------------------------------------------------------------------
International Equity Fund
   Class A                             .25%                      --
   Class I                             .25%                     .25%
International Fixed Income Fund
   Class A                             .25%                      --
Emerging Markets Equity Fund
   Class A                             .25%                      --
Emerging Markets Debt Fund
   Class A                             .25%                      --


--------------------------------------------------------------------------------
SEI Institutional International Trust / Semi-Annual Report / March 31, 2004   27

The Distribution Agreement between the Distributor and the Trust provides that the Distributor may receive compensation on fund transactions effected for the Trust in accordance with the rules of the Securities and Exchange Commission ("SEC"). Accordingly, it is expected that fund transactions may result in brokerage commissions being paid to the Distributor. The SEC rules require that such commissions not exceed usual and customary commissions. For the six month period ended March 31, 2004, the Distributor received no brokerage commissions.

For the six month period ended March 31, 2004, the Funds paid commissions to affiliated broker-dealers as follows:

--------------------------------------------------------------------------------
Fund                                                  Amount
--------------------------------------------------------------------------------
International Equity Fund                            $27,531
Emerging Markets Equity Fund                          83,697

Under both the Shareholder Servicing Plans and Administrative Service Plan, the Distributor may retain as profit any difference between the fee it receives and the amount it pays to third parties.

For the six month period ended March 31, 2004, the Distributor retained 100% of both Shareholder Servicing fees less the waiver, and Administration Servicing fees.

Certain Officers and/or Trustees of the Trust are also Officers and/or Directors of the Manager. Compensation of affiliated Officers and Trustees is paid by the Manager.

4. FORWARD FOREIGN CURRENCY CONTRACTS
The Funds enter into forward foreign currency exchange contracts as hedges against fund positions and anticipated fund positions. Such contracts, which are designed to protect the value of the Fund's investment securities against a decline in the value of the hedged currency, do not eliminate fluctuations in the underlying prices of the securities; they simply establish an exchange rate at a future date. Also, although such contracts tend to minimize risk of loss due to a decline in the value of a hedged currency, at the same time they tend to limit any potential gain that might be realized should the value of such foreign currency increase.


The following forward foreign currency contracts were outstanding at March 31, 2004:
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         Unrealized
          Maturity                        Currency to                      Currency to                                Appreciation/
            Date                              Deliver                          Receive      Contract Value           (Depreciation)
-----------------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL FIXED INCOME FUND:
05/27/04                      CAD          44,011,122             AUD       42,193,156         $37,243,475               $(698,701)
05/27/04                      USD          21,054,132             AUD       27,253,533          20,665,994                (388,138)
05/27/04                      EUR          21,060,000             CAD       26,540,264          25,839,330                 320,187
05/27/04                      USD          69,210,000             CAD       91,674,540          69,650,395                 440,395
05/24/04                      USD          48,507,629             DKK      294,053,055          48,471,406                 (36,223)
05/27/04                      GBP          61,037,785             EUR      109,871,011         111,626,509              (2,659,742)
05/27/04                      JPY      12,847,731,760             EUR       95,300,000         116,927,263              (6,811,426)
05/27/04                      USD         413,087,462             EUR      330,440,892         405,430,736              (7,656,726)
05/27/04                      EUR          82,560,000             GBP      103,140,338         101,296,064               1,618,954
05/27/04                      USD         108,542,311             GBP       57,521,515         105,195,922              (3,346,389)
05/27/04                      EUR         158,090,000             JPY   20,990,030,192         202,158,548               8,191,803
05/27/04                      USD         237,835,764             JPY   25,089,236,138         241,638,698               3,802,934
04/28/04                      USD           8,143,263             KRW    9,598,464,000           8,354,973                 211,710
05/27/04                      USD          26,324,529             SEK      201,793,506          26,725,531                 401,002
05/27/04                      AUD          67,113,886             USD       49,922,182          50,891,573                (969,391)
05/27/04                      CAD          41,491,361             USD       31,030,000          31,523,361                (493,361)
05/27/04                      DKK         294,053,055             USD       49,334,450          48,471,407                 863,043
05/27/04                      EUR         193,503,097             USD      240,850,894         237,416,448               3,434,446
05/27/04                      GBP          38,208,956             USD       69,426,935          69,876,920                (449,985)
05/27/04                      JPY      13,449,158,328             USD      123,143,036         129,531,131              (6,388,095)
05/27/04                      NZD         108,893,527             USD       72,281,826          71,986,790                 295,036
05/27/04                      PLZ          36,001,509             USD        9,368,805           9,263,848                 104,957
05/27/04                      SEK         356,830,809             USD       47,911,544          47,258,671                 652,873
                                                                                            --------------             -----------
                                                                                            $2,217,444,993             $(9,560,837)
                                                                                            ==============             ===========


--------------------------------------------------------------------------------
28   SEI Institutional International Trust / Semi-Annual Report / March 31, 2004

The following forward foreign currency contracts were outstanding at March 31, 2004 (Continued):
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        Unrealized
          Maturity                        Currency to                       Currency to                              Appreciation/
            Date                              Deliver                           Receive     Contract Value          (Depreciation)
------------------------------------------------------------------------------------------------------------------------------------
EMERGING MARKETS DEBT FUND:
04/12/04                      USD           1,700,000             BRL         5,177,300        $ 1,776,089                $ 76,089
04/28/04 - 09/09/04           USD           4,265,053             IDR    30,390,200,000          4,318,853                  53,800
08/20/04                      USD           1,537,161             KRW     1,786,950,000          1,541,965                   4,804
03/09/05                      USD           4,300,000             RUB       124,270,000          4,357,446                  57,446
04/14/04                      USD           3,038,568             TRL 4,032,180,000,000          3,068,630                  30,062
04/12/04                      BRL           5,177,300             USD         1,744,732          1,776,089                 (31,357)
06/04/04                      EUR           2,329,097             USD         2,880,936          2,857,122                  23,814
06/04/04                      JPY          84,808,000             USD           775,494            816,991                 (41,497)
04/05/04                      HUF          97,506,180             USD           467,122            481,236                 (14,114)
                                                                                               -----------                --------
                                                                                               $20,994,421                $159,047
                                                                                               ===========                ========

Currency Legend
AUD   Australian Dollar         EUR    Euro                      JPY   Japanese Yen        RUB   Russian Ruble
BRL   Brazilian Real            HUF    Hungarian Forint          KRW   South Korean Won    SEK   Swedish Krona
CAD   Canadian Dollar           GBP    British Pound Sterling    NZD   New Zealand Dollar  TRL   Turkish Lira
DKK   Danish Krone              IDR    Indonesian Rupah          PLZ   Polish Zloty        USD   U.S. Dollar

5. INVESTMENT TRANSACTIONS
The cost of security purchases and the proceeds from the sale of securities, other than short-term investments, during the six month period ended March 31, 2004, were as follows:

--------------------------------------------------------------------------------
                                  Purchases            Sales
                              ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
International Equity Fund
    US Gov't                     $       --       $       --
    Other                           532,706          564,553
Emerging Markets Equity Fund
    US Gov't                     $       --       $       --
    Other                           523,804          608,187
International Fixed Income Fund
    US Gov't                     $    9,162       $   9,374
    Other                         1,090,539        1,143,517
Emerging Markets Debt Fund
    US Gov't                     $       --       $       --
    Other                           238,205          203,979

6. FEDERAL TAX INFORMATION:
It is each Fund's intention to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute all of its taxable income (including net capital gains). Accordingly, no provision of Federal income taxes is required.

The Funds may be subject to taxes imposed by countries in which they invest with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned. The Funds accrue such taxes when the related income is earned.

Dividends from net investment income and distributions from net realized capital gains are determined in accordance with U.S. Federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gain, as appropriate, in the period that the differences arise.


--------------------------------------------------------------------------------
SEI Institutional International Trust / Semi-Annual Report / March 31, 2004   29

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Concluded)


As of September 30, 2003, the tax character of dividends and distributions paid during the last two years were as follows:

--------------------------------------------------------------------------------
                                               Long-Term
                        Ordinary Income     Capital Gain              Totals
                          ($ Thousands)    ($ Thousands)       ($ Thousands)
--------------------------------------------------------------------------------
International
   Equity Fund          2003    $10,409         $     --             $10,409
                        2002      6,068               --               6,068
Emerging Markets
   Equity Fund          2003         --               --                  --
                        2002      3,779               --               3,779
International Fixed
   Income Fund          2003     22,279               --              22,279
                        2002         --               --                  --
Emerging Markets
   Debt Fund            2003     40,050               --              40,050
                        2002     48,282            8,388              56,670

As of September 30, 2003, the components of Distributable Earnings/(Accumulated Losses) were as follows:

--------------------------------------------------------------------------------------------------------------------
                Undistributed     Undistributed         Capital            Post      Unrealized             Other
                     Ordinary         Long-Term            Loss         October    Appreciation         Temporary
                       Income      Capital Gain   Carryforwards          Losses  (Depreciation)       Differences
                ($ Thousands)     ($ Thousands)   ($ Thousands)   ($ Thousands)   ($ Thousands)     ($ Thousands)
--------------------------------------------------------------------------------------------------------------------
International
   Equity Fund        $23,806           $    --      $(705,766)      $(168,923)       $(21,887)           $    --
Emerging Markets
   Equity Fund          2,374                --       (344,611)             (1)        142,313                (2)
International Fixed
   Income Fund         65,947             4,644             --              --          54,926                --
Emerging Markets
   Debt Fund           70,752            16,671             --              --          46,180             (1,873)

Post-October losses represent losses realized on investment transactions from November 1, 2002 through September 30, 2003, that, in accordance with Federal income tax regulations, the Funds defer and treat as having arisen in the following fiscal year. For Federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains as follows:

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     Total Capital
                                                                                                                              Loss
                      Expires           Expires         Expires         Expires         Expires           Expires     Carryforward
                         2011              2010            2009            2008            2007              2006          8/31/03
                ($ Thousands)     ($ Thousands)   ($ Thousands)   ($ Thousands)   ($ Thousands)     ($ Thousands)    ($ Thousands)
------------------------------------------------------------------------------------------------------------------------------------
International Equity
   Fund              $226,615          $479,151         $    --             $--         $    --           $    --         $705,766
Emerging Markets
   Equity Fund          1,982           191,077          26,548              --          28,692            96,312          344,611

For tax purposes, the losses in the Funds can be carried forward for a maximum of eight years to offset any net realized capital gains.

The Federal tax cost, aggregate gross unrealized appreciation and depreciation at March 31, 2004 for each Fund is as follows:

--------------------------------------------------------------------------------------------------
                                                      Aggregate       Aggregate             Net
                                                          Gross           Gross      Unrealized
                                        Federal      Unrealized      Unrealized    Appreciation
                                       Tax Cost    Appreciation    Depreciation  (Depreciation)
                                  ($ Thousands)   ($ Thousands)   ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------------------------
International Equity
   Fund                              $2,344,000        $493,819       $(60,902)        $432,917

Emerging Markets
   Equity Fund                          869,126         257,085        (13,401)         243,684

International Fixed
   Income Fund                          783,958          52,296           (956)          51,340

Emerging Markets
   Debt Fund                            697,281          67,740         (1,877)          65,863


7. FUTURES CONTRACTS
The following Funds had futures contracts open as of March 31, 2004:

--------------------------------------------------------------------------------
Contract            Number of            Market      Settlement      Unrealized
Description         Contracts             Value           Month     Gain/(Loss)
--------------------------------------------------------------------------------
INTERNATIONAL EQUITY FUND:
DJ Euro Stoxx Long        582       $19,654,237       June 2004       $  54,095
FT-SE 100 Index Long      185        14,949,900       June 2004        (101,769)
Hang Seng Index Long       14         1,131,612      April 2004          (5,953)
SPI 200 Index Long         63         4,112,325       June 2004         (36,290)
Topix Index Long          102        11,564,281       June 2004         431,007
                                                                      ---------
                                                                      $ 341,090
                                                                      =========

--------------------------------------------------------------------------------
Contract            Number of            Market      Settlement      Unrealized
Description         Contracts             Value           Month     Gain/(Loss)
--------------------------------------------------------------------------------
INTERNATIONAL FIXED INCOME FUND:
Japan 10 Year Long Bond    21       $27,765,175       June 2004       $(246,679)
Euro 2 Year Long Bond     409        53,604,425       June 2004          60,832
Euro 10 Year Long Bond    591        84,299,294       June 2004        (329,027)
British 10 Year Long Bond  93        18,596,103       June 2004         152,736
U.S. 10 Year Short Note   434        50,086,313       June 2004         194,766
                                                                      ---------
                                                                      $(167,372)
                                                                      =========

8. INVESTMENT RISKS
Each Fund invests in securities of foreign issuers in various countries. These investments may involve certain considerations and risks not typically associated with investments in the United States, as a result of, among other factors, the possibility of future political and economic developments and the level of governmental supervision and regulation of securities markets in the respective countries. The International Fixed Income Fund and Emerging Markets Debt Fund invest in debt securities, the market value of which may change in response to inter-


--------------------------------------------------------------------------------
30 SEI Institutional International Trust / Semi-Annual Report / March 31, 2004 est rate changes. Also, the ability of the issuers of debt securities held by the International Fixed Income Fund and Emerging Markets Debt Fund to meet their obligations may be affected by economic and political developments in a specific country, industry or region.

9. LOAN PARTICIPATIONS AND BRADY BONDS
The Emerging Markets Debt Fund (the "Fund") invests in U.S. dollar-denominated fixed and floating rate loans ("Loans") arranged through private negotiations between a foreign sovereign entity and one or more financial institutions ("Lenders"). The Fund invests in such Loans in the form of participations in Loans ("Participations") or assignments of all or a portion of loans from third parties ("Assignments"). Participations typically result in the Fund having a contractual relationship only with the Lender, not with the sovereign borrower. The Fund has the right to receive payments of principal, interest and any fees to which it is entitled from the Lender selling the Participation and only upon receipt by the Lender of the payments from the borrower. In connection with purchasing Participations, the Fund generally has no right to enforce compliance by the borrower with the terms of the loan agreement relating to the Loan, nor any rights of set-off against the borrower, and the Fund will not benefit directly from any collateral supporting the Loan in which it has purchased the Participation. As a result, the Fund assumes the credit risk of both the borrower and the Lender that is selling the Participation.

Certain debt obligations, customarily referred to as "Brady Bonds," are created through the exchange of existing commercial bank loans to foreign entities for new obligations in connection with debt restructuring under a plan introduced by former U.S. Secretary of the Treasury Nicholas F. Brady. Brady Bonds have only been issued since 1989, and, accordingly, do not have a long payment history. They are issued by governments that may have previously defaulted on the loans being restructured by the Brady Bonds, so they are subject to the risk of default by the issuer. They may be fully or partially collateralized or uncollateralized and issued in various currencies.

10. SECURITIES LENDING
Each Fund may lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Trust's Board of Trustees. These loans may not exceed 331/3% of the total asset value of the Fund (including the loan collateral). No Fund will lend portfolio securities to its investment adviser, sub-adviser or their affiliates unless it has applied for and received specific authority to do so from the SEC. Loans of portfolio securities will be fully collateralized by cash. The value of the collateral is at least equal to the market value of the securities loaned. However, due to market fluctuations, the value of securities loaned on a particular day may, during the course of the day, exceed the value of collateral. On each business day, the amount of collateral is adjusted based on the prior day's market fluctuations and the current day's lending activity. Income from lending activity is determined by the amount of interest earned on collateral, less any amounts payable to the borrowers of the securities and the lending agent. Lending securities involves certain risks, including the risk that the Fund may be delayed or prevented from recovering the collateral if the borrower fails to return the securities.

Cash collateral received in connection with securities lending is invested in short-term investments by the lending agent. These investments may include repurchase agreements, which are collateralized by United States Treasury and Government Agency securities, and high-quality, short-term instruments, such as floating rates, commercial paper, and private placements with an average weighted maturity not to exceed 60 days and a maturity date not to exceed 397 days.


--------------------------------------------------------------------------------
SEI Institutional International Trust / Semi-Annual Report / March 31, 2004   31

Notes

Notes

Notes

Notes

Notes

SEI INSTITUTIONAL INTERNATIONAL TRUST SEMI-ANNUAL REPORT MARCH 31, 2004


Robert A. Nesher, CHAIRMAN

TRUSTEES
William M. Doran
F. Wendell Gooch
Rosemarie B. Greco
Nina Lesavoy
James M. Storey
George J. Sullivan, Jr.

OFFICERS
Edward D. Loughlin
PRESIDENT AND CHIEF EXECUTIVE OFFICER

Peter (Pedro) A. Rodriguez
CONTROLLER AND CHIEF FINANCIAL OFFICER

Timothy D. Barto
VICE PRESIDENT, SECRETARY

Lydia A. Gavalis
VICE PRESIDENT, ASSISTANT SECRETARY

John J. McCue
VICE PRESIDENT

Christine M. McCullough
VICE PRESIDENT, ASSISTANT SECRETARY

John C. Munch
VICE PRESIDENT, ASSISTANT SECRETARY

John J. Munera
VICE PRESIDENT, ASSISTANT SECRETARY

William E. Zitelli, Jr.
VICE PRESIDENT, ASSISTANT SECRETARY


INVESTMENT ADVISER
SEI Investments Management Corporation

ADMINISTRATOR
SEI Investments Fund Management

DISTRIBUTOR
SEI Investments Distribution Co.

LEGAL COUNSEL
Morgan, Lewis & Bockius LLP

INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP


This semi-annual report and the financial statements contained herein are submitted for the general information of the shareholders of the Trust and must be preceded or accompanied by a current prospectus. Shares of the SEI Funds are not deposits or obligations of, or guaranteed or endorsed by, any bank. The shares are not federally insured by the Federal Deposit Insurance Corporation
(FDIC), the Federal Reserve Board, or any other government agency. Investment in the shares involves risk, including the possible loss of principal.

FOR MORE INFORMATION CALL
1 800 DIAL SEI
(1 800 342 5734)

[Background Omitted]
Background type omitted



[LOGO OMITTED]
Logo of SEI Investments Omitted



SEI Investments Distribution Co.

Oaks, PA 19456
1 800-DIAL-SEI (1 800 342 5734)



SEI-F-031 (03/04)

ITEM 2.    CODE OF ETHICS.

Not applicable for semi-annual report.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual report.

ITEM 4.    PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual report.

ITEM 5.    AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end investment management companies.

ITEM 6.    (RESERVED)

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end investment management companies.

ITEM 8. PURCHASERS OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 9.    SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 10.   CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEMS 11.  EXHIBITS.

ITEMS 11.  EXHIBITS.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.


--------------------------------------------------------------------------------


                                   SIGNATURES

Pursuant to the requirements of the securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                               SEI Institutional International Trust

                                           /s/ Edward D. Loughlin
By (Signature and Title)*                  ----------------------
                                           Edward D. Loughlin
                                           Chief Executive Officer


Date: 05/28/04





Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


                                           /s/ Edward D. Loughlin
By (Signature and Title)*                  --------------------------
                                           Edward D. Loughlin
                                           Chief Executive Officer
Date: 05/28/04


                                           /s/ Peter (Pedro) A. Rodriguez
By (Signature and Title)*                  ------------------------------
                                           Peter (Pedro) A. Rodriguez
                                           Chief Financial Officer

Date: 05/28/04
* Print the name and title of each signing officer under his or her signature.